UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5782

Mercantile Funds, Inc.

(Exact name of registrant as specified in charter)

Two Hopkins Plaza Baltimore, MD	21201
(Address of principal executive offices)	(Zip code)

Scott J. Liotta

Two Hopkins Plaza

Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 237-5852

Date of fiscal year end: May 31

Date of reporting period: August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Mercantile Funds, Inc.

Capital Opportunities Fund

Schedule of Portfolio Investments

August 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (96.2%)
Autos & Transportation (4.6%)
Alexander & Baldwin, Inc. (b)	29,600	$1,551,336
Continental Airlines (a) (b)	28,200	377,034
Infinity Property & Casualty Corp.	22,300	725,196
Kirby Corp. (a)	21,700	1,019,900
Knight Transportation (b)	45,900	1,087,371
Old Dominion Freight Line, Inc. (a)	31,900	1,020,162
SCS Transportation, Inc. (a)	14,500	232,725
Skywest, Inc.	18,500	438,635
Thor Industries, Inc. (b)	31,000	1,029,200
Wabtec	52,200	1,357,200
Yellow Roadway Corp. (a) (b)	15,200	712,120

		9,550,879

Consumer Discretionary (23.4%)
A.H. Belo Corp.	16,000	392,960
Advisory Board (a)	33,200	1,734,036
AMERICA’S Car Mart, Inc. (a)	31,450	643,782
American Greetings Corp., Class A (b)	39,000	990,210
Ann Taylor Stores Corp. (a) (b)	37,900	970,240
BJ’S Restaurant, Inc. (a)	39,100	832,439
BJ’S Restaurant, Inc. Private Placement (a)	273,600	5,824,944
Borders Group, Inc.	35,400	808,182
Brinks Co.	32,800	1,317,904
Build-A-Bear Workshop, Inc. (a) (b)	19,800	439,164
Carters, Inc. (a) (b)	34,200	1,860,822
Casella Waste Systems , Class A (a)	54,700	724,228
Cato Corp.	63,450	1,230,930
Cheesecake Factory (a) (b)	37,200	1,178,124
Coach, Inc. (a)	47,200	1,566,568
Collectors Universe, Inc. (a)	69,100	992,967
Department 56, Inc. (a)	18,600	241,614
Dollar Tree Stores, Inc. (a) (b)	32,100	730,917
Fairpoint Communications, Inc. (b)	37,700	605,839
First Cash Services, Inc. (a)	47,650	1,143,600
Furniture Brands Intl. (b)	23,800	454,818
Guitar Center, Inc. (a) (b)	30,300	1,739,220
Hibbett Sporting Goods (a) (b)	68,900	2,317,796
Insight Enterprises, Inc. (a)	39,000	734,370
K-Swiss, Inc., Class S	34,300	1,050,952
Kellwood Co.	28,200	690,336
Kenneth Cole Productions, Inc.	20,000	573,000
Lear Corp. (b)	19,200	723,840
Mwi Veterinary Supply, Inc. (a) (b)	8,800	189,200
Oakley, Inc. (b)	33,700	589,413
Pier 1 Imports (b)	52,000	647,400
Rare Hospitality International, Inc. (a) (b)	32,100	858,354
Service Corp. International (b)	89,300	758,157

Sonic Corp. (a) (b)	50,812	1,554,339
Sports Authority, Inc. (a) (b)	21,791	703,849
Stages Stores, Inc. (a)	20,850	579,839
Tractor Supply Co. (a)	24,500	1,260,770
TRM Corp. (a) (b)	46,000	715,760
United Stationers, Inc. (a)	17,800	834,820
Universal Truckload Services, Inc. (a)	56,900	983,801
Urban Outfitters, Inc. (a) (b)	53,800	2,994,508
Warnaco Group, Inc. (a)	67,600	1,690,000
Wolverine World Wide	39,300	828,051
Zale Corp. (a) (b)	33,300	929,070

		48,631,133

Consumer Staples (1.4%)
Bunge Ltd. (b)	12,900	757,488
Constellation Brands, Inc. (a) (b)	37,600	1,034,752
Del Monte Foods Co. (a)	95,100	1,028,031

		2,820,271

Energy (5.7%)
Alpha Natural Resources, Inc. (a) (b)	36,100	1,076,863
Arch Coal, Inc.	20,900	1,341,780
Energy Partners Ltd. (a)	60,300	1,447,200
Grey Wolf, Inc. (a) (b)	141,700	1,109,511
Newfield Exploration Co. (a)	31,200	1,473,264
Newpark Resources, Inc. (a)	127,800	1,136,142
Otter Tail Corp.	28,200	846,000
W-H Energy Services, Inc. (a)	45,100	1,463,495
Whiting Petroleum Corp. (a)	41,900	1,815,108

		11,709,363

Financial Services (15.5%)
American Equity Investment	4,500	50,310
Amerus Group (b)	25,800	1,427,256
Ashford Hospitality Trust	43,300	497,517
Bank Of Hawaii Corp.	20,600	1,045,450
BankUnited Financial Corp. (b)	39,300	927,480
Boston Private Financial (b)	40,300	1,070,771
Brookline Bancorp (b)	57,900	893,976
Camden Property Trust	21,500	1,124,450
Colonial Bancgroup, Inc.	70,800	1,646,808
Compass Bancshares	12,300	575,763
Delphi Financial Group	51,400	2,420,940
Education Realty Trust, Inc.	35,700	658,665
First Republic Bank	32,500	1,170,000
Greater Bay Bancorp	42,300	1,065,960
Harleysville Group	23,800	539,784
Highland Hospitality	54,100	638,380
Independent Bank Corp.	8,700	266,916
MAF Bancorp, Inc.	21,300	914,409
Midwest Banc Holdings, Inc.	10,500	251,160
NBT Bancorp, Inc.	10,100	245,430
Platinum Underwriters	28,300	919,184
Portfolio Recovery Associates, Inc. (a) (b)	26,500	1,059,205
Prentiss Properties Trust	23,800	914,872
Provident Bankshares (b)	36,400	1,243,060
RAIT Investment Trust (b)	35,200	1,052,128
Reckson Assoc Realty Corp. (b)	29,900	991,185
Republic Bancorp (b)	50,884	746,977

Resources Connection (a) (b)	63,000	1,827,000
Signature Bank (a) (b)	54,200	1,625,458
Sterling Financial (a) (b)	23,411	902,962
Strategic Hotel Capital, Inc.	70,400	1,298,176
Triad Guaranty, Inc. (a)	14,900	629,227
Westcorp	1,600	98,800
WR Berkley Corp.	37,800	1,341,522

		32,081,181

Health Care (14.0%)
Alderwoods Group, Inc. (a)	67,200	1,081,248
Align Technology, Inc. (a) (b)	124,000	844,440
Amylin Pharmaceuticals, Inc. (a) (b)	51,800	1,696,450
Animas Corp. (a) (b)	78,600	1,367,640
Arrow International, Inc.	17,400	515,040
Bio-Rad Laboratories, Class A (a)	16,000	883,200
Conceptus, Inc. (a) (b)	99,900	1,046,952
Conor Medsystems, Inc. (a) (b)	36,000	711,000
CV Therapeutics (a) (b)	96,900	2,632,773
Diagnostic Products Corp.	13,100	707,400
Digene Corp. (a) (b)	33,900	980,388
Encysive Pharmaceuticals, Inc. (a)	94,500	1,169,910
Immucor, Inc. (a)	53,875	1,275,221
Isolagen, Inc. (a) (b)	70,700	168,266
Keryx Biopharmaceuticals (a)	53,000	888,280
Medicis Pharmaceutical (b)	25,900	880,859
MGI Pharma, Inc. (a) (b)	51,300	1,383,048
Nastech Pharmaceutical (a)	76,700	1,091,441
Nektar Therapeutics (a) (b)	103,800	1,772,904
Owens & Minor, Inc.	34,400	985,904
Par Pharmaceutical Companies, Inc. (a) (b)	21,900	529,323
Pediatrix Medical Group, Inc. (a) (b)	13,000	963,690
Protein Design Labs (a) (b)	56,500	1,510,810
Rehabcare Group, Inc. (a)	21,500	483,105
Rigel Pharmaceuticals, Inc. (a)	46,800	942,084
Seracare Life Sciences, Inc. (a)	31,000	486,390
United Therapeutics Corp. (a)	27,400	1,923,754

		28,921,520

Materials & Processing (8.5%)
Chaparral Steel Co. (a)	14,800	330,336
Crown Holdings, Inc. (a)	58,000	979,620
Gilbraltar Industries, Inc.	42,900	918,918
Griffon Corp. (a) (b)	45,700	1,171,748
H. B. Fuller Co. (b)	23,600	774,316
Harsco Corp.	17,800	1,043,970
Insituform Technologies (a)	24,000	496,800
Kaydon Corp.	30,400	878,864
Lincoln Electric Holdings, Inc. (b)	39,200	1,477,056
Macdermid, Inc. (b)	32,500	962,000
Mattson Technology, Inc. (a)	122,700	1,165,650
Mueller Industries, Inc.	21,400	560,894
NCI Building Systems, Inc. (a) (b)	41,100	1,549,470
Pactiv Corp. (a)	34,700	673,527
Polyone Corp. (a)	80,100	543,879
Spartech	33,100	633,865
Texas Industries	14,800	885,188
Walter Industries, Inc.	30,600	1,342,422
Wausau-Mosinee Paper (b)	33,900	403,410
Westlake Chemical Corp.	29,000	797,500

		17,589,433

Producer Durables (2.7%)
Crane Co.	26,000	769,860
Cymer, Inc. (a)	36,800	1,232,800
Engineered Support Systems	33,800	1,152,580
Federal Signal Corp.	16,400	280,440
KB Home (b)	17,200	1,275,552
Smith (A.O.) Corp.	14,700	413,658
WCI Communities, Inc. (a) (b)	17,300	521,941

		5,646,831

Technology (18.9%)
Agile Software Corp. (a)	103,500	687,240
Akamai Technologies (a)	95,000	1,314,800
aQuantive, Inc. (a) (b)	48,500	875,910
Bell Microproducts (a) (b)	65,100	659,463
Checkpoint Systems, Inc. (a)	41,100	898,035
CommScope, Inc. (a)	43,600	815,320
Datastream Systems, Inc. (a)	65,100	471,324
Entegris, Inc. (a) (b)	71,500	748,605
F5 Networks, Inc. (a)	19,400	801,026
FormFactor, Inc. (a)	30,000	815,100
Herley Industries, Inc. (a)	28,200	589,944
Hittite Microwave Corp. (a)	6,800	139,482
InPhonic, Inc. (a) (b)	47,200	724,048
Input/Output, Inc. (a) (b)	132,000	1,140,480
Integrated Device Technology, Inc. (a) (b)	83,600	894,520
International Rectifier (a) (b)	19,500	937,950
Interwoven Software, Inc. (a)	124,300	994,400
Jupitermedia Corp. (a)	89,200	1,489,640
Marchex, Inc. (a) (b)	97,900	1,437,172
Matrix One, Inc. (a)	185,500	847,735
Merix Corp. (a) (b)	77,000	472,780
Netgear, Inc. (a) (b)	46,200	1,024,254
NMS Communications Corp. (a)	125,000	412,500
O2Micro International Ltd. (a)	116,800	1,954,064
Overland Storage, Inc. (a)	32,000	268,800
Plexus Corp. (a)	50,300	859,124
Power Integrations (a) (b)	52,500	1,161,300
PRA Intl. (a)	27,000	793,800
QAD, Inc.	40,500	334,125
Redback Networks, Inc. (a) (b)	56,700	512,568
RSA Security, Inc. (a)	83,200	1,093,248
Secure Computing Corp. (a)	75,200	867,056
Semtech Corp. (a)	27,500	449,625
SERENA Software, Inc. (a)	52,000	981,760
SiRF Technology Holdings, Inc. (a)	61,000	1,549,400
Skyworks Solutions, Inc. (a)	22,100	166,634
SupportSoft, Inc. (a)	135,900	657,756
Symbol Technologies, Inc.	49,800	457,164
Symmetricom, Inc. (a)	91,200	791,616
Synnex Corp. (a)	32,500	539,175
Synopsys, Inc. (a)	48,000	912,000
Tech Data Corp. (a) (b)	17,600	644,336
Technitrol, Inc.	49,800	730,566
Tessera Technologies, Inc. (a) (b)	65,500	2,173,290
Tibco Software, Inc. (a) (b)	147,900	1,129,956
Websense, Inc. (a)	22,700	1,132,503

		39,351,594

Utilities (1.5%)
Black Hills Corp.	10,800	449,820
El Paso Electric Co. (a) (b)	36,800	771,328
PNM Resources	34,050	1,007,199
Southwest Gas Corp.	30,300	830,826

		3,059,173

Total Common Stocks (Cost $156,314,798)		199,361,378

AGENCY OBLIGATIONS (3.8%)
Fannie Mae (0.1%)
Discount Note 3.34%, 9/21/05	170	169,661

Federal Home Loan Bank (1.5%)
Discount Note 3.38%, 9/19/05	3,085	3,079,497

Freddie Mac (2.2%)
Discount Note 3.06%, 9/20/05 (b)	4,680	4,671,106

Total AGENCY OBLIGATIONS (Cost $7,921,015)		7,920,264

SECURITIES LENDING COLLATERAL (31.9%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note), 0.00%, 9/19/05	66,059	66,058,843

Total SECURITIES LENDING COLLATERAL (Cost $66,058,843)		66,058,843

TOTAL INVESTMENT IN SECURITIES – 131.9% (Cost $164,235,813)(c)		273,340,485

OTHER LIABILITIES IN EXCESS OF ASSETS – (31.9)%		(66,099,082)

NET ASSETS – 100%		$207,241,403

NET ASSET VALUE PER SHARE

(a)	Non-income producing securities.

(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer

(c)	Aggregate cost for Federal income tax purposes is $165,269,357. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$49,406,856
Excess of tax cost over value	$(7,094,571)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Diversified Real Estate Fund

Schedule of Portfolio Investments

August 31, 2005

(Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (98.3%)
Apartments (14.6%)
Apartment Investment & Management Co.	47,990	$1,914,801
Archstone-Smith Trust	141,287	5,693,865
Avalonbay Communities, Inc.	61,654	5,181,402
Camden Property Trust	46,830	2,449,209
Equity Residential Property (a)	127,570	4,818,319
Essex Property Trust, Inc.	46,290	4,071,206
Home Properties of New York, Inc.	55,990	2,296,150
United Dominion Realty Trust, Inc.	143,520	3,398,554

		29,823,506

Diversified (6.6%)
Duke-Weeks Realty Corp.	68,098	2,229,529
Eastgroup Properties, Inc. (a)	87,640	3,780,790
Vornado Realty Trust (a)	85,450	7,350,408

		13,360,727

Health Care (4.3%)
Health Care Property Investors, Inc. (a)	71,440	1,941,025
Healthcare Realty Trust, Inc. (a)	42,980	1,663,326
Nationwide Health Properties, Inc. (a)	57,900	1,353,702
Ventas, Inc.	119,700	3,728,655

		8,686,708

Hotel (9.0%)
Hilton Hotels Corp.	177,340	4,108,968
Hospitality Properties Trust (a)	34,140	1,480,310
Host Marriott Corp. (a)	208,940	3,654,361
LaSalle Hotel Properties	32,470	1,096,512
Starwood Hotels & Resorts Worldwide (a)	136,410	7,952,703

		18,292,854

Mortgage (2.0%)
MGIC Investment Corp.	36,040	2,249,977
Newcastle Investment Corp.	59,620	1,758,194

		4,008,171

Office Properties (15.7%)
Alexandria Real Estate Equities, Inc. (a)	57,780	4,735,071
American Financial Realty Trust Group (a)	65,280	926,323
Boston Properties, Inc. (a)	72,880	5,185,412
CarrAmerica Realty Corp.	89,990	3,247,739
Corporate Office Properties Trust (a)	145,950	5,084,898
Equity Office Properties Trust	96,780	3,222,774
Maguire Properties, Inc. (a)	81,810	2,388,852
Prentiss Properties Trust (a)	54,350	2,089,214
SL Green Realty Corp. (a)	75,810	5,013,315

		31,893,598

Other (7.4%)
Capital Automotive Real Estate Investment Trust	100,220	3,594,891
Istar Financial, Inc. (a)	103,570	4,295,049
Lexington Corporate Properties Trust (a)	90,080	2,071,840
Realty Income	78,540	1,871,608
St. Joe Co. (a)	41,810	3,144,530

		14,977,918

Retail (28.3%)
Developers Diversified Realty Corp. (a)	147,340	7,070,847
Equity One, Inc.	84,270	1,961,806
Federal Realty Investment Trust (a)	38,090	2,358,533
General Growth Properties (a)	214,720	9,681,725
Glimcher Realty Trust (a)	47,480	1,234,480
Kimco Realty Corp. (a)	211,720	6,694,586
Macerich Co. (a)	103,130	6,711,700
Mills Corp. (a)	44,100	2,581,614
Regency Centers Corp. (a)	99,200	5,786,336
Simon Property Group, Inc. (a)	139,120	10,582,857
Weingarten Realty Investors	81,640	3,147,222

		57,811,706

Storage (4.5%)
Public Storage, Inc. (a)	91,680	6,190,234
Sovran Self Storage, Inc.	64,030	2,970,992

		9,161,226

Warehouse/Industrial (5.9%)
Amb Property Corp. (a)	63,440	2,812,295
Centerpoint Properties Corp.	8,830	372,273
First Industrial Realty Trust (a)	58,820	2,229,278
Prologis Trust (a)	153,160	6,663,992

		12,077,838

Total REAL ESTATE INVESTMENT TRUSTS (Cost $129,310,820)		200,094,252

INVESTMENT COMPANIES (1.7%)
Blackrock Provident Institutional Funds — Temp Fund	1,801,590	1,801,590
Goldman Sachs Financial Square Prime Obligations	1,670,855	1,670,855

Total INVESTMENT COMPANIES (Cost $3,472,445)		3,472,445

	Par(000)
SECURITIES LENDING (52.6%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston, 0.00%, 9/19/05	107,096	107,095,623

Total SECURITIES LENDING (Cost $107,095,623)		107,095,623

TOTAL INVESTMENT IN SECURITIES – 152.6% (Cost $239,878,888) (b)		310,662,320

OTHER LIABILITIES IN EXCESS OF ASSETS – (52.6)%		(107,704,911)

NET ASSETS – 100%		$203,587,409

(a)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer

(b)	Aggregate cost for Federal income tax purposes is $239,878,888. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$71,103,141
Excess of tax cost over value	$(319,709)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Equity Growth Fund

Schedule of Portfolio Investments

August 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (98.9%)
Consumer Discretionary (19.8%)
Apollo Group, Inc. (a) (b)	7,140	$561,632
Cheesecake Factory (a)	17,910	567,210
Comcast Corp. - Class A (a) (b)	27,980	860,386
Ebay, Inc. (a)	14,370	581,841
Harley-Davidson, Inc. (b)	14,530	715,748
Home Depot, Inc.	17,570	708,422
Nike, Inc.	5,830	460,045
Starbucks Corp. (a)	7,640	374,666
Target Corp.	8,250	443,438
Tiffany & Co.	15,570	582,629
Time Warner, Inc.	36,820	659,814
Walt Disney Co.	17,500	440,825

		6,956,656

Consumer Staples (8.9%)
Alberto-Culver Co., Class B	12,950	556,203
Nestle ADR	6,860	479,171
Pepsico, Inc.	15,670	859,499
Procter & Gamble Co. (b)	13,110	727,343
Sysco Corp.	15,490	517,056

		3,139,272

Energy (2.7%)
National - Oilwell, Inc. (a)	7,500	481,575
Smith International, Inc. (b)	12,980	450,925

		932,500

Financials (8.6%)
American International Group	12,780	756,576
Capital One Financial (b)	10,260	843,782
Legg Mason, Inc.	4,875	509,584
MGIC Investment Corp.	9,020	563,119
Moody’s Corp.	7,140	350,645

		3,023,706

Health Care (18.6%)
Alcon, Inc. (b)	3,450	407,273
Amgen, Inc. (a)	7,010	560,099
Biomet, Inc.	14,540	536,381
Cephalon, Inc. (a) (b)	23,790	963,971
Genzyme Corp. (a)	9,180	653,341
Johnson & Johnson	7,520	476,693
Lilly (Eli), & Co.	6,655	366,158
Medco Health Solutions, Inc. (a)	13,360	658,247
Medtronic, Inc.	11,390	649,230
Pfizer, Inc.	40,005	1,018,926
Wyeth Co.	5,320	243,603

		6,533,922

Industrials (9.2%)
Danaher Corp. (b)	14,230	762,159
Ingersoll Rand Co.	6,770	539,027
Precision Castparts Corp.	3,640	351,915
Tyco International, Ltd.	22,440	624,505
United Technologies	19,430	971,501

		3,249,107

Information Technology (28.8%)
Adobe Systems, Inc. (b)	13,560	366,662
Cisco Systems (a) (b)	61,190	1,078,167
Cognos, Inc (a)	18,570	670,563
Dell Computer Corp. (a)	33,330	1,186,547
Electronic Arts, Inc. (a)	10,320	591,130
Intel Corp.	35,510	913,317
Intuit, Inc. (a)	10,790	494,614
Lexmark International, Inc. (a)	10,520	662,550
Microsoft (b)	74,420	2,039,107
Qualcomm, Inc.	17,390	690,557
Symantec Corp. (a)	13,990	293,510
Tessera Technologies, Inc. (a) (b)	11,220	372,280
Texas Instruments, Inc. (b)	17,060	557,521
YAHOO!, Inc. (a) (b)	7,800	260,052

		10,176,577

Materials (0.9%)
Alcoa, Inc. (b)	11,950	320,141

Telecommunications (1.4%)
Sprint Nextel Corp.	18,792	487,277

Total Common Stocks (Cost $29,324,134)		34,819,158

	Par (000)	Value
REPURCHASE AGREEMENT (2.1%)
Banc America Securities LLC,
(Agreement Dated 08/31/05 to be repurchased at $733,071 collateralized by $520,000 (Value $746,822) U.S. Treasury Notes, 8.75%, due 05/15/17) 3.50%, 09/01/05	733	733,000

Total REPURCHASE AGREEMENT (Cost $733,000)		733,000

SECURITIES LENDING COLLATERAL (25.7%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 1.1)	9,026	9,025,711

Total SECURITIES LENDING COLLATERAL (Cost $9,025,711)		9,025,711

TOTAL INVESTMENT IN SECURITIES – 126.7% (Cost $39,082,846) (c)		44,577,869

OTHER ASSETS IN EXCESS OF LIABILITIES – (26.7)%		(9,407,473)

NET ASSETS – 100%		$35,170,396

(a)	Non-income producing securities.

(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer

(c)	Aggregate cost for Federal income tax purposes is $39,140,397. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$6,272,256
Excess of tax cost over value	$(831,792)

See Accompanying Notes to Financial Statements

See notes to financial statements.

Mercantile Funds, Inc.

Equity Income Fund

Schedule of Portfolio Investments

August 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (96.6%)
Consumer Discretionary (6.9%)
CDW Corp.	15,050	$889,154
Comcast Corp. - Class A (a)	31,990	983,693
Harley-Davidson, Inc. (b)	29,010	1,429,033
Home Depot, Inc.	35,330	1,424,506
Time Warner, Inc.	115,520	2,070,117

		6,796,503

Consumer Staples (10.7%)
Coca-Cola Co.	42,890	1,887,160
Conagra	52,810	1,205,652
General Mills, Inc. (b)	47,730	2,201,308
Nestle ADR	21,420	1,496,187
Procter & Gamble Co. (b)	36,930	2,048,876
Wal-Mart Stores, Inc.	36,827	1,655,742

		10,494,925

Energy (15.1%)
BP PLC - ADR	39,020	2,668,188
ChevronTexaco Corp.	28,070	1,723,498
ConocoPhillips	17,380	1,146,037
Exxon Mobil Corp.	54,820	3,283,717
Halliburton Co.	50,900	3,154,273
Royal Dutch Shell ADR	42,800	2,780,288

		14,756,001

Financials (24.9%)
Archstone-Smith Trust	65,115	2,624,135
Bank of America Corp.	59,400	2,555,982
Chubb Corp.	14,330	1,246,137
Citigroup, Inc.	66,420	2,907,202
J.P. Morgan Chase & Co.	55,660	1,886,317
Lincoln National Corp.	40,940	2,030,215
MBNA Corp.	65,760	1,657,152
Montpelier Re Holdings, Ltd.	59,230	1,936,821
New York Community Bancorp, Inc.	74,650	1,312,347
Simon Property Group, Inc.	30,980	2,356,649
T Rowe Price Group, Inc.	21,655	1,364,265
Wachovia Corp.	23,691	1,175,547
Wells Fargo Co.	24,690	1,472,018

		24,524,787

Health Care (7.5%)
Abbott Laboratories	30,870	1,393,163
Cephalon, Inc. (a)	19,304	782,198
Johnson & Johnson	12,600	798,714
Lilly (Eli), & Co.	12,115	666,567
Pfizer, Inc.	110,510	2,814,690
Wyeth Co.	19,680	901,147

		7,356,479

Industrials (10.1%)
3M Co.	13,030	927,085
Caterpillar, Inc.	30,440	1,689,116
Emerson Electric Co.	28,030	1,885,858
General Electric Co.	73,070	2,455,882

Honeywell International	45,335	1,735,424
United Technologies	23,690	1,184,500

		9,877,865

Information Technology (6.0%)
IBM	8,900	717,518
Intel Corp.	45,420	1,168,202
Microsoft	71,390	1,956,087
Nokia Corp. ADR	71,830	1,132,759
Teradyne, Inc. (a) (b)	55,180	927,024

		5,901,590

Materials (5.1%)
Air Products & Chemicals	31,600	1,750,641
Alcoa, Inc.	50,770	1,360,128
Du Pont E I De Nemours	24,760	979,753
Weyerhaeuser Co.	14,100	916,782

		5,007,304

Telecommunication (5.1%)
BellSouth Corp.	65,510	1,722,258
SBC Communications, Inc.	73,930	1,780,234
Vodafone ADR	53,170	1,448,883

		4,951,375

Utilities (5.2%)
Exelon Corp.	27,320	1,472,275
Keyspan Corp.	45,460	1,735,208
Xcel Energy, Inc. (b)	97,990	1,885,328

		5,092,811

TOTAL COMMON STOCKS (Cost $74,158,505)		94,759,640

	PAR (000)
REPURCHASE AGREEMENT (3.1%)
Banc America Securities LLC
(Agreement Dated 08/31/05 to be repurchased at $3,080,391 collateralized by $2,180,000 (Value $3,130,907) U.S. Treasury Notes, 8.75%, due 05/15/17) 3.50%, 09/01/05	3,080	3,080,092

TOTAL REPURCHASE AGREEMENT (Cost $3,080,092)		3,080,092

SECURITIES LENDING COLLATERAL (32.9%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note), 0.00%, 9/19/05	32,208	32,208,045

TOTAL SECURITIES LENDING COLLATERAL (Cost $32,208,045)		32,208,045

TOTAL INVESTMENT IN SECURITIES – 132.6% (Cost $109,446,642) (c)		130,047,777

OTHER LIABILITIES IN EXCESS OF ASSETS – (32.6)%		(32,008,654)
NET ASSETS – 100%		$98,039,123

(a)	Non-income producing securities.

(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer

(c)	Aggregate cost for Federal income tax purposes is $109,648,823. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$23,624,149
Excess of tax cost over value	$(3,225,195)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Government Money Market Fund

Schedule of Portfolio Investments

August 31, 2005

(Unaudited)

	Par (000)	Value
AGENCY OBLIGATIONS (70.5%)
Fannie Mae (20.5%)
Discount Notes
3.30%, 09/14/05	8,000	$7,990,466
3.37%, 09/16/05	7,000	6,990,171
3.34%, 09/21/05	5,000	4,990,736
3.43%, 10/03/05	5,000	4,984,756
3.40%, 10/05/05	6,000	5,980,733
3.56%, 10/24/05	7,000	6,963,312
3.53%, 10/26/05	5,000	4,973,035
3.32%, 11/09/05	7,000	6,955,457
3.64%, 11/23/05	5,000	4,958,039
3.33%, 11/30/05	5,000	4,958,375
3.81%, 02/08/06	5,000	4,915,333
2.15%, 04/13/06	5,000	4,943,423
Floating Rate Notes
3.45%, 01/09/06 (a)	5,000	4,999,288
3.44%, 09/07/06 (a)	5,000	4,997,977

		79,601,101

Federal Farm Credit Bank (7.7%)
Discount Note
3.17%, 10/12/05	5,000	4,981,949
Floating Rate Notes
3.19%, 06/01/06 (a)	10,000	10,000,000
3.52%, 07/25/06 (a)	5,000	5,000,000
3.55%, 10/30/06 (a)	10,000	10,000,000

		29,981,949

Federal Home Loan Bank (22.3%)
Discount Notes
3.30%, 09/09/05	7,000	6,994,867
3.47%, 09/23/05	5,000	4,989,397
3.45%, 10/05/05 (b)	10,000	9,967,418
3.54%, 10/14/05	6,200	6,173,784
3.60%, 11/14/05	5,000	4,963,000
3.26%, 06/12/06	5,000	4,998,452
3.35%, 07/11/06	3,000	3,000,000
Floating Rate Notes
3.27%, 09/12/05 (a)	5,340	5,339,915
3.52%, 03/01/06 (a)	5,000	5,000,000
3.00%, 03/07/06 (a)	3,000	3,000,000
3.50%, 05/24/06 (a)	7,000	7,000,000
3.54%, 03/01/07 (a)	4,085	4,085,000
3.72%, 02/22/07 (a)	6,000	6,000,000
3.67%, 05/16/06 (a)	5,000	4,997,288
Notes
2.82%, 12/16/05	5,000	5,000,000
3.10%, 02/21/06	5,000	5,000,000

		86,509,121

Freddie Mac (20.0%)
Discount Notes
3.28%, 09/06/05	5,000	4,997,722

3.30%, 09/13/05	5,000	4,994,500
3.06%, 09/20/05	10,000	9,981,949
3.37%, 10/04/05	7,000	6,978,376
3.43%, 10/11/05	7,000	6,973,322
3.46%, 10/18/05	5,000	4,977,414
3.43%, 11/01/05 (b)	8,000	7,953,504
3.54%, 11/02/05	5,000	4,969,517
3.59%, 11/08/05	5,000	4,966,142
3.61%, 11/15/05	5,000	4,962,448
3.66%, 11/22/05	6,000	5,949,980
3.81%, 02/07/06	5,000	4,915,863
Floating Rate Note
3.335%, 09/09/05 (a)	5,000	5,000,000

		77,620,737

TOTAL AGENCY OBLIGATIONS (Cost $273,712,908)		273,712,908

Repurchase Agreement (27.6%)
Banc of America Securities, LLC
(Agreement dated 08/31/05 to be repurchased at $22,002,139 collateralized by $17,725,000 (Value $22,489,581) U.S. Treasury Notes, 6.125%, due 11/15/27) 3.50%, 09/01/05	22,000	22,000,000
Goldman Sachs Asset Management
(Agreement dated 08/31/05 to be repurchased at $16,001,556 collateralized by $16,145,000 (Value $16,333,870) U.S. Treasury Notes, 4.00%, due 11/15/12) 3.45%, 09/01/05	23,000	23,000,000
JP Morgan Securities
(Agreement dated 08/31/05 to be repurchased at $23,002,223 collateralized by $23,228,000 (Value $23,456,730) U.S. Treasury Notes, 4.125%, due 08/01/08) 3.48%, 09/01/05	23,000	23,000,000
Morgan Stanley Securities, Inc.
(Agreement dated 08/31/05 to be repurchased at $23,002,230 collateralized by $15,270,000 (Value $23,322,980) U.S. Treasury Notes, 10.625%, due 08/15/15) 3.49%, 09/01/05	23,000	23,000,000
Wachovia Securities, Inc.
(Agreement dated 08/31/05 to be repurchased at $23,002,204 collateralized by $20,010,000 (Value $23,001,950) U.S. Treasury Notes, 5.50%, due 08/15/28) 3.50%, 09/01/05	16,000	16,000,000

TOTAL REPURCHASE AGREEMENT (Cost $107,000,000)		107,000,000

	Shares
INVESTMENT COMPANIES (2.1%)
BlackRock Provident Institutional Funds - Temp Fund	2,370,791	2,370,791

Goldman Sachs Financial Square Prime Obligations Fund	4,010,818	4,010,818

Merrill Lynch Premier Institutional Fund	1,753,981	1,753,981

TOTAL INVESTMENT COMPANIES (Cost $8,135,590)		8,135,590

	Par(000)
SECURITIES LENDING COLLATERAL (26.7%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note)	103,781	103,781,001

TOTAL SECURITIES LENDING COLLATERAL (Cost $103,781,001)		103,781,001

TOTAL INVESTMENT IN SECURITIES – 126.9% (Cost $492,626,499) (c)		492,629,499

OTHER LIABILTIES IN EXCESS OF ASSETS – (26.9)%		(104,439,518)

NET ASSETS – 100%		$388,189,981

(a)	The rates shown are as of Aug 31, 2005.

(b)	Certain Amount are temporarily on loan to an unaffiliated broker / dealer.

(c)	Aggregate cost for Federal income tax purposes.

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Growth & Income Fund

Schedule of Portfolio Investments

August 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (98.9%)
Consumer Discretionary (14.1%)
Comcast Corp., Class A (a) (b)	312,010	$9,594,308
Ebay, Inc. (a) (b)	177,000	7,166,730
Gannett Co., Inc.	73,770	5,364,554
Home Depot, Inc.	264,940	10,682,380
Johnson Controls, Inc. (b)	76,410	4,583,072
Nike, Inc.	55,510	4,380,294
Starbucks Corp. (a)	65,230	3,198,879
Starwood Hotels & Resorts	24,940	1,454,002
Tiffany & Co. (b)	269,550	10,086,561
Walt Disney Co.	397,140	10,003,957

		66,514,737

Consumer Staples (10.5%)
Alberto-Culver Co., Class B	106,193	4,560,989
Coca-Cola Co.	146,140	6,430,160
General Mills, Inc. (b)	238,150	10,983,478
Nestle ADR	132,140	9,229,979
Procter & Gamble Co. (b)	206,010	11,429,435
Sysco Corp.	208,790	6,969,410

		49,603,451

Energy (8.5%)
BP PLC ADR (b)	128,660	8,797,771
Exxon Mobil Corp. (b)	324,572	19,441,863
Halliburton Co.	148,830	9,222,995
Schlumberger Ltd.	31,780	2,740,389

		40,203,018

Financials (19.2%)
Berkshire Hathaway B, Inc. (a)	3,387	9,402,312
Capital One Financial (b)	84,020	6,909,805
Fifth Third Bancorp (b)	214,360	8,876,648
Freddie Mac	70,540	4,259,205
Jefferson Pilot Corp. (b)	213,175	10,601,193
Legg Mason, Inc. (b)	156,669	16,376,610
Lehman Brothers Holding, Inc. (b)	81,020	8,560,573
MBNA Corp.	310,340	7,820,568
Moody’s Corp.	198,580	9,752,264
Simon Property Group, Inc. (b)	20,750	1,578,453
Wells Fargo Co.	100,640	6,000,157

		90,137,788

Health Care (12.7%)
Abbott Laboratories	187,690	8,470,450
Alcon, Inc. (b)	31,410	3,707,951
Cephalon, Inc. (a) (b)	119,320	4,834,846
Johnson & Johnson	149,540	9,479,341
Medco Health Solutions, Inc. (a)	221,131	10,895,124
Medtronic, Inc.	182,300	10,391,100
Pfizer, Inc.	471,590	12,011,397

		59,790,209

Industrials (11.4%)
3M Co.	159,950	11,380,443
Caterpillar, Inc.	145,420	8,069,356
Ingersoll Rand Co.	134,870	10,738,349
Tyco International, Ltd.	397,030	11,049,345
United Technologies	247,780	12,389,000

		53,626,493

Information Technology (16.6%)
Adobe Systems, Inc. (b)	207,100	5,599,984
Cisco Systems (a)	293,010	5,162,836
Dell Computer Corp. (a)	313,050	11,144,580
Electronic Arts, Inc. (a) (b)	178,420	10,219,898
Intel Corp.	434,295	11,170,067
Intuit, Inc. (a)	244,930	11,227,591
Microsoft (b)	410,030	11,234,822
Qualcomm, Inc.	153,740	6,105,015
Texas Instruments, Inc. (b)	114,410	3,738,919
YAHOO!, Inc. (a) (b)	70,220	2,341,135

		77,944,847

Materials (0.8%)
Alcoa, Inc.	137,090	3,672,641

Technology (0.5%)
Canon, Inc.	42,330	2,144,015

Telecommunication (2.3%)
Vodafone ADR (b)	404,700	11,028,075

Telecommunications (1.2%)
Sprint Nextel Corp. (b)	226,058	5,861,684

Utilities (1.1%)
Xcel Energy, Inc. (b)	278,110	5,350,836

Total Common Stocks (Cost $366,772,609)		465,877,794

	Par (000)	Value
REPURCHASE AGREEMENT (1.0%)
Morgan Stanley Securities Inc.
(Agreement Dated 8/31/05 to be repurchased at $4,619,000 collateralized by $4,550,000 (Value $4,719,566.32) U.S. Treasury Notes, 7.00% due 7/15/06) 3.49% 9/1/05	4,619	4,619,000

Total Repurchase Agreement (Cost $4,619,000)		4,619,000

SECURITIES LENDING COLLATERAL (33.1%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note), 3.49%	155,771	155,771,045

Total SECURITIES LENDING COLLATERAL (Cost $155,771,045)		155,771,045

TOTAL INVESTMENT IN SECURITIES – 133.0% (Cost $ 527,156,655) (c)		626,267,839

OTHER LIABILITIES IN EXCESS OF ASSETS – (33.0)%		(155,303,800)

NET ASSETS – 100%		$470,964,039

NET ASSET VALUE PER SHARE

(a)	Non-income producing securities.

(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer

(c)	Aggregate cost for Federal income tax purposes is $527,623,033. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$109,441,111
Excess of tax cost over value	$(10,802,305)

See Accompanying Notes to Financial Statements

See notes to financial statements.

Mercantile Funds, Inc.

International Equity Fund

Schedule of Investments

August 31, 2005

(Unaudited)

	Shares	Value
COMMON AND PREFERRED STOCKS, RIGHTS, AND WARRANTS — (96.7%)
Australia (1.2%)
Billiton	129,104	$2,020,056
Brambles Industries Ltd. (b)	17,996	121,501
CSL Ltd.	9,442	245,526
Macquarie Bank Ltd.	3,369	161,172
Newcrest Mining	61,508	791,298
Orica Ltd.	58,094	840,081
Patrick Corp., Ltd.	44,099	235,694
Rio Tinto Ltd. (b)	19,430	744,632
Telstra Corp. (b)	374,741	1,324,928
Transurban Group	26,865	145,292

		6,630,180

Austria (2.3%)
Bank Austria Creditanstal	14,147	1,602,805
Erste Bank Der Oester	12,322	683,982
Flughafen Wien AG	3,492	232,948
OMV AG	34,810	1,897,656
Raiffeisen International Bank-Holding	17,647	1,030,754
AG (a)
Telekom Austria AG	325,321	6,845,761
Wienerberger Baustoffindustrie AG	8,182	337,706

		12,631,612

Belgium (0.4%)
Almancora Communications	2,959	303,192
Fortis	15,920	455,536
Inbev	4,098	160,424
KBC Bancassurance Holding	16,107	1,339,148

		2,258,300

Bermuda (0.0%)
Clear Media Ltd. (a)	121,000	110,513
Texwinca Holdings Ltd.	140,000	95,531

		206,044

Brazil (0.0%)
Aracruz Celulose	4,300	157,681

Bulgaria (0.0%)
Bulgaria Compensation Notes (a)	86,497	35,889
Bulgaria Housing Compensation Notes (a)	46,870	20,505
Bulgaria Registerd Compensation	19,166	8,072

Vouchers (a)		64,466

Canada (0.8%)
Bema Gold Corp. (a)	48,340	114,474
Canadian Natural Resources	13,924	686,108
Centerra Gold, Inc. (a)	1,102	18,751
Eldorado Gold Corp. (a)	35,028	105,385
Encana Corp.	12,128	594,953
Ivanhoe Mines Ltd. (a)	6,632	48,346
Petro Canada	8,710	352,334
Royal Bank of Canada (b)	29,791	2,027,324
Suncor Energy, Inc.	3,080	182,604
Talisman Energy, Inc.	4,371	213,467
Teck Cominco Ltd.	4,916	191,569

		4,535,315

China (0.1%)
Weiqiao Textile Co., Ltd.	164,998	215,597
Wumart Stores, Inc.	73,631	129,593

		345,190

Cyprus (0.0%)
Bank Of Cyprus Publis Co., Ltd.	17,480	75,130

Czech Republic (0.5%)
Ceske Energeticke Zavody A/S	7,468	198,329
Cesky Telecom	12,720	243,845
Komercni Banka	16,324	2,275,330

		2,717,504

Denmark (0.4%)
BASF AG	8,501	598,233
Bryggerigruppen A/S	1,700	151,890
Chr. Hansen Holding A/S	1,525	240,604
Danske Bank	14,806	450,310
Kobenhavns Lufthavne A/S	1,659	405,020
Vestas Wind Systems A/S (a)	5,000	105,536

		1,951,593

Finland (0.4%)
Fortum Oyj	25,844	503,453
Neste Oil Oyj (b)	16,450	553,598
Nokia A Shares	41,794	658,166
Stockmann Oyj Abp	4,500	185,149
UPM - Kymmene Oyj	7,400	148,175

		2,048,541

France (10.7%)
Accor SA	1,847	97,519
Air Liquide	3,332	581,257
Alcatel Alsthom (a)	47,448	554,910
Atos Origin (a)	2,704	205,993
Autoroutes du Sud de la France	8,059	479,811
AXA	4,764	127,460
Banque Nationale de Paris	69,067	5,055,286
Bouygues	14,538	650,778
Carrefour	39,917	1,860,176
Danone	1,418	150,102
France Telecom (a)	568,091	17,176,776
Gaz de France (a)	7,472	249,866
Generale de Sante	4,740	169,003
Havas SA (b)	24,597	134,538
JC Decaux SA (a)	5,787	135,627
Lafarge SA	16,644	1,548,321
LVMH Moet Hennessy	21,362	1,736,068
Michelin	2,276	138,823
Pernod Ricard French	6,145	1,067,778
Pinault-Printemps-Redoute SA	3,677	395,461
Publicis Groupe	4,718	157,102
Renault	1,923	170,753
Sanofi-Synthelabo SA	54,354	4,665,572
Schnelder Electric SA	3,899	307,843
Societe des Autoroutes Paris	3,729	256,802
Societe Generale	26,537	2,882,874
Societe Television Francaise	15,234	410,655
St. Gobain	2,525	154,141
Suez SA	21,287	621,933
Total Fina Elf	56,214	14,813,607
Vinci SA (a)	12,981	1,153,710
Vivendi Environment	6,172	252,577
Vivendi Universal	17,123	540,293

		58,903,415

Germany (6.7%)
Adidas AG	2,158	385,978
Allianz AG	1,930	250,589
Bayer AG	53,661	1,900,284
Bayer Hypo Vereins (a)	15,763	448,197
Bayerische Motoren Werke AG	90,548	4,092,677
Bilfinger Berger AG	3,177	163,922
Commerzbank AG	13,620	355,740
Continental AG	1,913	151,836
DaimlerChrysler	7,984	412,377
Depfa Bank	3,428	57,930
Deutsche Bank AG	5,779	503,009
Deutsche Boerse AG	1,880	171,983
Deutsche Post	30,951	784,271
Deutsche Postbank AG	1,518	83,852
Deutsche Telekom	190,141	3,616,972
E. On AG	16,654	1,595,464
Fraport AG	21,769	1,014,888
Freenet	1,581	43,959
Fresenius	1,697	201,137
Fresenius Medical Care (b)	6,950	630,438
Henkel Kgaa	3,890	342,883
Henkel Kgaa-Vorzug	1,464	138,749
Hypo Real Estate Holdings	11,631	574,442
IVG Immoblilien AG	5,994	127,036
KarstadtQuelle AG (a) (b)	13,653	183,252
Linde AG	42,225	3,129,621
MAN AG	5,301	267,864
Metro GR	10,276	524,627
Muenchener Reuckversicherungs	23,852	2,679,359
Porsche	6,629	5,173,453
Premiere (a)	3,300	101,598
Prosieben AG	14,018	250,374
Rhoen-Klinikum	1,688	65,032
RWE AG	9,342	627,077
Siemens AG	72,062	5,494,538
Volkswagen	4,293	169,931

		36,715,339

Greece (0.1%)
Alpha Bank	8,220	229,138
Hellenic Telecom (a)	11,292	234,370
National Bank of Greece SA	8,238	306,254

		769,762

Hong Kong (0.0%)
Beijing Capital International Airport Company Ltd.	146,000	60,116
China Merchants Holdings International Company Ltd.	64,000	135,788
Shenzhen Chiwan Wharf Holdings Ltd.	40,040	66,593

		262,497

Hungary (0.7%)
Egis RT	2,170	201,130
Gedeon Richter RT	960	153,650
Magyar OLAJ-es Gazipari RT	2,556	281,571
Matav RT	95,812	486,166
OTP Bank	69,018	2,743,251

		3,865,768

India (0.1%)
Bharti Televentures Ltd. (a)	106,201	758,402
State Bank of India (a)	2,293	41,362

		799,764

Indonesia (0.1%)
Bank Mandiri	692,225	95,249
Indofood Sukses Makmur	612,015	48,407
PT Telekomunikasi Indonesia	434,820	220,731
Semen Gresik	74,703	117,148

		481,535

Ireland (0.1%)
Celtic Resource Holdings (a)	14,510	87,586
Dragon Oil PLC (a)	174,134	561,982

		649,568

Italy (3.5%)
Assicurazioni Generali SPA	30,413	957,551
Autostrada Torino - Milano	2,590	55,283
Banca Intesa	114,049	508,308
Banca Intesa SPA	63,171	305,460
Banca Popolare	57,995	590,411
Banca Popolare dell’Emilia Romagna	2,656	139,197
Scrl
Banca Popolare Di Sondrio Scrl	4,412	65,349
Banca Popolare di Verona e Novara	17,340	311,811
Banche Popolari Unite Scrl	15,819	323,188
Beni Stabili SPA	113,987	123,088
Buzzi Unicem SPA	17,052	268,753
Capitalia SPA	65,598	369,613
Cassa Di Risparmio	162,356	472,449
Credito Emiliano	38,196	404,515
Credito Italiano (b)	41,031	234,715
Enel SPA	66,467	591,401
Ente Nazionale Idrocarburi	192,891	5,720,534
Luxottica Group SPA	6,812	157,238
Mediobanca SPA	11,883	232,433
Saipem	13,578	228,954
Societa Iniziative Autostradali e Servizi	4,524	63,514
Telecom Italia RNC	2,686,857	7,084,712

		19,208,477

Japan (17.2%)
Acom Co., Ltd.	870	57,290
Aeon Credit Service Ltd.	4,115	271,100
Aiful Corp.	2,200	169,489
Aisin Seiki Co., Ltd.	5,100	130,456
Asahi Glass Co.	10,627	109,491
Asatsu-DK, Inc.	22,500	663,576
Bank of Fukuoka	10,000	63,814
Bank of Yokohama	48,000	309,787
Bridgestone Corp.	8,000	158,654
Canon, Inc.	155,163	7,856,804
Central Japan Railway Co.	518	3,970,848
Chiba Bank Ltd.	9,000	64,595
Credit Saison	15,718	618,728
Dai Nippon Printing	490,000	7,835,233
Daihatsu Motor Co., Ltd.	6,000	52,829
Daiwa Securities	28,000	191,039
Denso Co.	11,498	292,580
East Japan Railway Co.	32	172,620
Exedy	2,700	54,329
Fuji Photo Film	110,425	3,579,197
Fuji Television Network	103	234,496
Gunma Bank Ltd.	12,000	71,340
Hitachi Capital Corp.	7,500	153,875
Honda Motor	13,306	715,286
Ibiden Co., Ltd.	5,700	196,368
Ito En Ltd.	2,000	101,565
Ito Yokado Corp.	3,932	139,984

Japan Tobacco, Inc.	111	1,608,163
Joyo Bank Ltd.	13,000	71,428
Kansai Electric Power, Inc.	217,200	4,634,267
Kao Corp.	263,226	6,279,594
Koito Manucacturing Co.	13,987	151,284
Kyocera Corp.	57,300	3,990,168
Lawson, Inc.	36,200	1,355,955
Matsushita Electric Industries	86,423	1,512,873
Millea Holdings, Inc.	136	2,005,653
Mitsubishi Electric Corp.	752,000	4,051,655
Mitsubishi Estate Co.	188,000	2,252,549
Mitsubishi Tokyo Finance	134	1,379,504
Mitsui Marine / Fire	211,000	2,158,873
Mizuho Financial Group, Inc.	132	737,962
NEC Corp.	696,000	3,739,744
NGK Spark Plug Co.	6,000	83,430
Nidec Co.	2,000	227,747
Nikko Securities	22,107	109,067
Nippon Telegraph & Telephone	2	8,705
Nissan Motor Co., Ltd.	35,379	372,631
Nissin Food Products	2,400	62,447
Nitto Denko Corp.	6,800	434,632
Nomura Securities	36,194	497,569
NTT Docomo, Inc.	2,328	3,752,003
Oriental Land Co.	47,700	2,848,887
Orix Corp.	500	82,553
Osaka Gas Co.	707,000	2,266,114
Ricoh Co., Ltd.	5,000	77,909
Rohm Co.	29,700	2,717,398
Secom Co., Ltd.	2,500	115,079
Seiyu (a) (b)	61,031	124,558
Sharp Corp.	5,290	80,085
Shinsei Bank NPV	693,000	4,293,904
Shiseido Let Ord.	18,643	263,793
SMC Co.	755	93,857
Sony Corp.	13,473	451,494
Sumitomo Mitsui Financial	98	804,596
Sumitomo Trust & Bank	27,615	192,782
Takeda Chemical Industries	3,000	162,588
Takefuji Corp.	3,370	236,444
TDK Corp.	1,400	104,531
Teppan Printing	12,000	119,960
Terumo Corp.	2,700	77,704
Tokyo Broadcast	35,100	678,903
Tokyo Gas Co., Ltd.	1,122,000	4,198,678
Toyota Motor Corp.	36,492	1,494,284
Uni-Charm Corp.	4,717	208,893
Yamaha Motor Co., Ltd.	8,300	156,254
Yamanouchi Pharmaceutical	91,544	3,266,954

		94,831,478

Korea (1.0%)
Kookmin Bank	7,790	391,592
Samsung Electronics	18,430	4,853,461

		5,245,053

Luxemburg (0.1%)
Millicom International Cellular SA (a)	5,356	102,889
SBS Broadcasting (a)	3,210	184,896

		287,785

Mexico (0.4%)
America Movil SA de C.V. ADR	7,200	158,400
Cemex	6,300	300,321
Consorcio ARA, S.A. de C.V.	11,915	40,020

Fomento Economico	43,253	296,791
Fomento Economico Mexicano	5,172	354,385
Grupo Aeroportuario Del Sureste S.A.	3,300	122,430
DE C.V
Grupo Financiero Banorte	77,546	637,077
Urbi, Desarrollos Urbanos (a)	13,345	84,431

		1,993,855

Netherlands (7.1%)
ABN AMRO Holding N.V. (b)	226,604	5,454,402
Aegon NV (b)	11,224	158,342
Akzo Nobel NV	69,704	2,870,542
CSM	71,452	1,999,624
Euro Aero Defence	4,941	167,791
Euronext NV	3,437	139,089
Fortis NL	100,950	2,886,559
Heineken	9,322	301,802
ING Groep	129,911	3,797,182
Koninklijke (Royal) KPN NV	180,299	1,708,021
Philips Electronics	19,220	506,309
Royal Dutch Shell PLC (b)	205,154	6,693,327
Royal Numico NV (a)	3,868	160,498
TPG NV	17,724	456,380
Unilever NV - CVA	164,202	11,356,297
VNU-Verenigde Nederalndse	4,205	129,385
Uitgeversbedrijven

		38,785,550

New Zealand (0.6%)
Auckland International Airport Ltd.	133,692	194,181
Telecom Corp. of New Zealand Ltd. (b)	773,950	3,278,759

		3,472,940

Norway (1.0%)
Acta Holding ASA	35,000	87,399
DNB Holding ASA	11,407	120,717
Norsk Hydro	19,274	2,065,893
Orkla ASA	10,500	422,841
Smedvig ASA	5,629	136,849
Statoil ASA	90,929	2,233,330
Telenor ASA	18,566	170,448
TGS Nopec Geophysical Company ASA (a)	1,800	76,469
Tomra Systems ASA (b)	23,200	150,360

		5,464,306

Philippines (0.0%)
Ayala Corp.	7,460	39,321
Bank of Philippine Islands	48,200	45,868
Globel Telecom, Inc.	2,338	29,937
Philippine Long Distance Telephone	4,631	131,174

		246,300

Poland (1.4%)
Agora SA	10,316	221,698
Bank Handlowy W Warszawie	7,567	134,915
Bank Millennium S.A.	66,388	84,405
Bank Pekao	34,398	1,725,539
Bank Zachodni WBK SA	16,770	559,349
BK Przemyslowo-Handlowy	3,041	578,994
Budimex (a)	14,644	196,614
CCC SA (a)	11,973	80,044
Cersanit-Krasnystaw SA (a)	5,086	186,220
Grupa Kety SA	4,040	170,607
Inter Cars SA	4,873	41,913
Inter Groclin Auto SA (a)	1,872	53,522
Orbis	7,197	61,137
Polska Grupa Faraceutyczna	3,985	67,044

Polski Koncern Naftowy Orlen SA	7,350	128,066
Powszechna Kasa Oszczednosci Bank	235,257	2,086,668
Polski SA
Sanockie Zaklady Przemyslu Gumowego	1,238	49,470
Stomil SA (a)
Sniezka SA	8,995	67,438
Telekomunikacja Polsk	104,622	725,822
ZM Duda SA (a)	69,090	232,766

		7,452,231

Portugal (0.1%)
Banco Commercial Portuguese	112,453	303,221
Jeronimo Martins	4,286	62,341

		365,562

Romania (0.4%)
Impact SA	616,688	86,336
Petrom (a)	8,345,347	1,346,968
Romanian Development Bank	170,150	704,481
Socep Constanta (a)	532,000	39,200

		2,176,985

Russian Federation (1.6%)
Gazprom (a)	26,293	1,290,986
Lukoil Holding ADR	46,800	2,274,480
Moscow City Telephone ADR	5,580	88,443
Norilsk Nickel	15,300	1,090,890
NovaTek (a)	4,943	108,005
NovaTek OAO	153	334,305
RBC Information Systems (a)	10,432	53,829
Rolast AG (a)	906,000	28,928
Sberbank RF	2,979	2,655,839
Sibirtelecom	2,586	127,645
Tyumen Oil Co. (a)	47,303	289,967
Uralsvyazinform ADR	20,161	147,982
Volgatelecom	27,056	217,530

		8,708,829

Singapore (0.4%)
Singapore Telecommunications Ltd.	95,000	146,106
United Overseas Bank Ltd.	232,000	1,964,506

		2,110,612

South Korea (0.4%)
Samsung Electronics	4,425	2,336,157

Spain (2.3%)
Actividades de Construccion y Servicios SA	7,836	236,364
Cintra Concexiones de Infraestructureas	38,130	499,154
de Transporte SA
Corporacion Mapfre	9,373	155,101
Endesa SA	28,586	648,386
Fadesa Inmobiliaria	11,080	330,471
Groupo Empresarial Ence	6,694	186,940
Grupo Ferrovial SA	10,858	840,528
Grupo Prisa	10,070	186,543
Industria de Diseno Textil SA (b)	12,310	336,317
Repsol SA	32,710	969,466
Telefonica De Espana (b)	488,548	8,100,806

		12,490,076

Sweden (2.1%)
AB SKF	265,282	3,257,723
Capio AB (a)	9,399	171,770
Elekta AB (a)	4,922	222,742
Ericsson	37,594	131,227
Foreningssparbanken	23,800	585,955
Getinge AB	23,260	324,209

Hennes & Mauritz AB	4,000	139,744
Lindex AB	1,400	73,760
Modern Times Group (a)	8,850	318,867
Nobia AB	2,961	52,332
Nordic Baltic Hldg	342,644	3,334,163
Skandia Forsakrings	54,949	300,487
Skandinaviska Enskilda Banken	61,400	1,120,485
Skanska AB	60,291	780,832
Svenska Cell	3,000	107,069
Svenska Handelsbanken AB	28,371	621,255
Telia AB	10,000	50,011

		11,592,631

Switzerland (9.0%)
Adecco SA	1,519	72,735
BKW FMB Energie AG (a)	850	61,706
Cie Financiere Richemont	12,930	491,817
Credit Suisse Group	53,958	2,349,911
Holdersbank Bearer	127,052	8,246,288
Nestle	63,538	17,875,338
Novartis AG	180,157	8,767,912
Roche Holdings	17,143	2,377,865
SGS SA	77	60,128
Swatch Group AG	7,991	1,109,620
UBS AG	98,769	8,113,611
Unique Zurich Airport (a)	184	31,407

		49,558,338

Taiwan (0.4%)
Chungwa Telecom ADR	113,399	2,182,931

Turkey (1.2%)
Akbank T.A.S.	207,162	1,230,868
Aygaz A.S.	16,227	41,487
Cimsa Cimento Sanayi ve Ticaret A.S.	26,092	157,006
Denizbank A.S. (a)	0	0
Dogan Sirketler Grubu Holdings A.S. (a)	271,986	789,724
Dogan Yayin Holding A.S. (a)	1	3
Haci Omer Sabanci Holding A.S.	230,346	1,025,419
Hurriyet Gazetecilik ve Matbaakilik	25,008	66,109
A.S.
Koc Holding A.S.	152,367	715,300
Koc Holding A.S. Rights	152,367	88,744
Migros Turk T.A.S.	12,071	104,031
Turkcell Iletisim Hizmetleri A.S.	0	2
Turkiye Garanti Bankasi A.S. (a)	498,821	1,416,847
Turkiye Is Bankasi	179,788	1,081,008
Yapi ve Kredi Bankasi A.S. (a)	16,662	72,574

		6,789,122

Ukraine (0.0%)
Centerenergo (a)	4,060	30,044
Ukrnafta ADR (a)	73	16,845

		46,889

United Kingdom (21.8%)
Anglo American PLC	6,205	157,303
Associated British Ports Holdings	29,360	246,340
BAA	162,615	1,799,413
Barclays	311,167	3,109,571
BG Group PLC	85,132	769,619
Billiton	330,183	4,925,109
BOC Group	337,866	6,410,229
BP Amoco	1,348,291	15,371,875
British American Tobacco	200,202	4,042,030
British Land Co.	5,556	88,895

British Sky Broadcasting Group	28,593	294,832
Bunzl PLC	142,248	1,400,086
Burberry Group	39,374	301,991
Cadbury Schweppes	609,409	6,035,259
Compass Group PLC	90,198	405,690
Diageo	102,660	1,473,184
GlaxoSmithKline	306,580	7,448,196
Great Universal Stores	158,888	2,616,403
Hays PLC	1,186,976	2,819,834
Highland Gold Mining Ltd.	22,501	81,945
Hilton Group	42,520	242,385
Imperial Tobacco	340,201	9,482,036
InterContinental Hotels Group PLC (a)	317,777	4,301,711
National Grid PLC	570,719	5,419,690
Ocean Group PLC	8,496	154,691
Pearson	23,447	283,827
Peninsular & Oriental Steam Navigation Co., PLC	67,851	390,224
Peter Hambro Mining (a)	18,072	238,322
Prudential Corp.	42,057	385,921
Reckitt Benckiser	122,713	3,815,351
Reed International	605,531	5,708,985
Rolls Royce (a)	590,095	3,605,709
Scottish & Newcastle	15,871	132,076
Scottish Power PLC	317,324	2,881,947
Smith & Nephew	61,604	593,760
Smiths Industries PLC	9,017	148,088
South African Breweries PLC	4,528	80,105
Telewest Global, Inc. (a)	6,827	151,559
Tesco	184,261	1,087,587
UK Royal Bank of Scotland	199,593	5,837,425
UkrTelecom (a)	14,159	104,830
Vodafone Group	4,400,424	12,100,722
Whitbread PLC	11,086	200,028
William Hill PLC	15,392	163,829
Wolseley	95,788	1,956,224
WPP Group	33,152	342,690

		119,607,526

United States (0.1%)
Autoliv	4,188	186,743
News Corporation, Inc.	13,478	230,460
Southern Peru Copper Corp.	2,102	102,956

		520,159

Venezuela (0.0%)
Cia Anonima ADR	8,879	131,853

TOTAL COMMON AND PREFERRED STOCKS, RIGHTS, AND WARRANTS (Cost $433,843,542)		531,674,849

CLOSED END INVESTMENT COMPANIES (0.2%)
Macquarie Airports	154,524	373,191
Macquarie Infrastructure Group	120,396	353,357
SIF 1 Banat-Crisana	50,000	25,439
SIF 2 Moldmova	54,000	25,958
SIF 3 Transilvania Brasov	41,000	21,867
SIF 4 Mutenia Bucuresti	75,000	27,632
SIF 5 Oltenia	47,500	27,167

TOTAL CLOSED END INVESTMENT COMPANIES (Cost $806,568)		854,611

	PAR (000)	VALUE
FOREIGN BONDS (0.0%)
Venezuela (0.0%)
Republic of Venezuela 9.25%, 15/09/27	240	261,000

TOTAL FOREIGN BONDS (Cost $203,271)		261,000

REPURCHASE AGREEMENT (1.5%)
Wachovia Securities, Inc.
Agreement Dated 08/31/05 to be repurchased at $2,272,218 collateralized by $1,603,000 (Value $2,318,774) U.S. Treasury Note, 8.00%, due 11/15/21 3.50%, 09/01/05	2,272	2,272,000
Wachovia Securities, Inc.
Agreement Dated 08/31/05 to be repurchased at $6,109,586 collateralized by $4,449,000 (Value $6,346,142) U.S. Treasury Note, 7.875%, due 02/15/21 3.50%, 09/01/05	6,109	6,109,000

TOTAL REPURCHASE AGREEMENT (Cost $8,381,000)		8,381,000

SECURITIES LENDING (1.6%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston, 0.00%, 09/19/05	8,665	8,665,218

TOTAL SECURITIES LENDING (Cost $8,665,218)		8,665,218

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $451,899,598(c))		549,536,678
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		35,818

NET ASSETS – 100%		$549,872,496

a	Non-income producing securities.

b	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer

c	Aggregate cost for Federal income tax purposes is $454,337,455. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$100,763,662
Excess of tax cost over value	$(2,726,760)

See Accompanying Notes to Financial Statements

See notes to financial statements.

Mercantile Funds, Inc.

Limited Maturity Bond Fund

Schedule of Portfolio Investments

August 31, 2005

(Unaudited)

	Par (000)	Value
AGENCY OBLIGATIONS (33.3%)
Federal Farm Credit Bank (2.0%)
Notes
2.25%, 09/01/06	1,500	$1,475,625
2.625%, 09/17/07	1,750	1,704,063

		3,179,688

Federal Home Loan Bank (6.8%)
Notes
2.75%, 03/14/08 (b)	6,300	6,118,875
3.63%, 11/14/08 (b)	5,000	4,937,500

		11,056,375

Freddie Mac (7.3%)
Mortgage Backed Securities
6.00%, 04/01/14	1,295	1,336,464
5.50%, 10/01/16	715	731,587
Notes
5.125%, 10/15/08	3,825	3,943,996
5.75%, 03/15/09 (b)	5,500	5,802,500

		11,814,547

Fannie Mae (15.4%)
Mortgage Backed Securities
6.50%, 11/01/13	575	596,279
6.00%, 04/01/14	234	241,555
6.50%, 04/01/14	1,037	1,076,036
6.00%, 01/01/17	1,321	1,364,244
5.50%, 10/01/17	1,218	1,245,319
Notes
5.50%, 05/02/06	3,300	3,333,000
3.25%, 11/15/07	2,500	2,459,375
4.20%, 03/24/08 (b)	2,500	2,496,875
4.00%, 09/02/08	3,500	3,486,875
6.625%, 09/15/09 (b)	5,000	5,466,165
3.875%, 02/15/10	3,200	3,174,909

		24,940,632

Government National Mortgage Association (1.8%)
Mortgage Backed Securities
6.00%, 06/15/13	400	415,571
6.00%, 07/15/13	666	690,764
6.50%, 06/15/14	165	172,177
6.50%, 11/15/15	153	159,619
5.50%, 09/15/16	610	629,535
5.50%, 10/15/16	47	48,774

6.00%, 04/15/17	641	665,470
4.50%, 11/15/17	170	170,477

		2,952,387

Total AGENCY OBLIGATIONS (Cost $53,916,418)		53,943,629

ASSET BACKED SECURITIES (0.2%)
Carat 2003-2 A3A, 1.44%, 02/15/07	256	254,112

Total ASSET BACKED SECURITIES (Cost $255,553)		254,112

DOMESTIC CORPORATE BONDS (43.4%)
Auto (0.5%)
General Motors Acceptance Corp., 6.13%, 09/15/06	800	803,000

Banking & Financial Services (22.6%)
American Express Credit, 3.00%, 05/16/08	3,500	3,395,000
Bear Stearns Co., Inc., 3.00%, 03/30/06	3,000	2,981,250
CIT Group, Inc., 3.65%, 11/23/07	1,650	1,627,916
Citigroup, Inc., 3.625%, 02/09/09	1,350	1,323,000
Countrywide Home Credit, 5.50%, 08/01/06	2,000	2,020,000
General Electric Capital Corp., 2.75%, 09/25/06	2,000	1,970,000
Genworth Financial, Inc., 3.56%, 06/15/07 (a)	3,000	3,007,500
Household Finance Corp., 5.75%, 01/30/07	2,000	2,042,500
J.P. Morgan Chase & Co., 3.72%, 10/02/09 (a)	2,550	2,559,563
Lehman Brothers Holdings, 6.25%, 05/15/06	2,500	2,534,375
MBNA Corp., 6.25%, 01/17/07	2,000	2,050,000
Merrill Lynch, 4.125%, 01/15/09	2,500	2,484,375
Morgan Stanley Dean Witter, 3.73%, 01/18/08 (a)	2,000	2,002,500
U.S. Central Credit Union, 2.75%, 05/30/08	2,000	1,932,500
Washington Mutual, Inc., 2.40%, 11/03/05	1,700	1,695,750
Wells Fargo Co.,
3.42%, 03/10/08 (a)	1,100	1,101,375
3.51%, 09/15/09 (a)	1,800	1,803,715

		36,531,319

Computers (2.2%) IBM, 4.38%, 06/01/09	2,600	2,616,250
Unisys Corp., 8.13%, 06/01/06 (b)	1,000	1,020,000

		3,636,250

Entertainment (0.9%)
Time Warner, 6.13%, 04/15/06	1,500	1,518,750

Food & Beverage (2.2%)
Bottling Group LLC, 2.45%, 10/16/06	1,600	1,568,000
Pepsico, Inc., 3.20%, 05/15/07	2,000	1,972,500

		3,540,500

Health Care (0.6%)
United Health Group, Inc., 3.38%, 08/15/07	1,000	983,750

Hotels & Lodging (0.6%)
Park Place Entertainment, 7.88%, 12/15/05	1,000	1,008,750

Machinery & Equipment (3.0%)
Caterpiller Financial Services Corp., 4.88%, 06/15/07	2,500	2,530,265
John Deere Capital Corp.,
3.88%, 03/07/07	1,300	1,295,125
3.38%, 10/01/07	1,000	982,500

		4,807,890

Manufacturing (1.3%)
3M Employee Stock Ownership, 5.62%, 07/15/09 (c)	644	662,731
Masco Corp., 6.75%, 03/15/06	1,500	1,518,750

		2,181,481

Multimedia (1.3%)
Gannett Co., 5.50%, 04/01/07	2,000	2,040,000

Oil & Exploration (0.9%)
Conoco Funding, 5.45%, 10/15/06	1,500	1,520,625

Pharmaceuticals (1.2%)
Bristol-Myer Squibb, 4.00%, 08/15/08	2,000	1,990,000

Retail (3.6%)
Home Depot, Inc., 3.75%, 09/15/09	1,000	982,500
J.C. Penny & Co., Inc., 7.60%, 04/01/07	1,000	1,045,000
May Department Stores, 3.95%, 07/15/07	500	495,625
Safeway, Inc., 2.50%, 11/01/05	1,500	1,494,375
Target Corp., 3.375%, 03/01/08	1,750	1,719,375

		5,736,875

Telecommunication (0.5%)
New York Telephone Co., 6.00%, 04/15/08	800	828,000

Utilities - Electrical & Electronic (2.0%)
Public Service Co. of Colorado, 4.375%, 10/01/08	1,600	1,600,000
Virginia Electric Power Co., 5.75%, 03/31/06	1,700	1,717,000

		3,317,000

Total DOMESTIC CORPORATE BONDS (Cost $71,033,938)		70,444,190

FOREIGN BONDS (3.4%)
Corporate Bonds (1.1%)
Cosan SA Industrial, 9.00%, 11/01/09 (c)	875	916,563
Gazprom OAO, 9.125%, 04/25/07	850	910,095

		1,826,658

Sovereign Agency (2.3%)
Province of Ontario, 3.35%, 07/16/07 (b)	1,700	1,678,750
Republic of Italy, 3.75%, 12/14/07	2,000	1,985,000

		3,663,750

Total FOREIGN BONDS (Cost $5,481,847)		5,490,408

U.S. TREASURY OBLIGATIONS (18.6%)
U.S. Treasury Notes (18.6%)
Notes
2.75%, 07/31/06	2,000	1,982,500
3.00%, 02/15/08 (b)	5,500	5,395,159
3.00%, 02/15/09 (b)	6,500	6,321,250
3.50%, 08/15/09 (b)	4,000	3,949,376
3.50%, 11/15/09 (b)	5,650	5,579,375
4.00%, 04/15/10	2,000	2,011,642
3.50%, 02/15/10 (b)	5,000	4,928,715

Total U.S. TREASURY OBLIGATIONS (Cost $30,154,194)		30,168,017

	Shares	Value
INVESTMENT COMPANIES (0.3%)
Fifth Third Government Money Market Institutional Fund	540,479	540,479

Total INVESTMENT COMPANIES (Cost $540,479)		540,479

	Par (000)	Value
SECURITIES LENDING COLLATERAL (31.5%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 1.1)	51,137	51,137,097

Total SECURITIES LENDING COLLATERAL (Cost $51,137,097)		51,137,097

TOTAL INVESTMENT IN SECURITIES – 130.7% (Cost $212,519,526)(d)		211,977,932

OTHER LIABILITIES IN EXCESS OF ASSETS – (30.7)%		(49,806,039)

NET ASSETS – 100%		$162,171,893

(a)	The coupon rates shown on floating rate notes are the rates as of August 31, 2005.

(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer

(c)	Securities were purchased pursuant to Rule 144a of the Securities Act of 1933 and may not be resold subject that rule except to qualified institutional buyers.

(d)	Aggregate cost for Federal income tax purposes is $212,522,983. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$636,915
Excess of tax cost over value	$(1,181,966)

See notes to financial statements.

Mercantile Funds, Inc.

Low Duration Bond Fund

Schedule of Portfolio Investments

August 31, 2005

(Unaudited)

	Shares	Value
DOMESTIC CORPORATE BONDS (33.1%)
Auto (2.1%)
Toyota Motor Credit Corp., 4.40%, 10/01/08	250	$251,271

Banking & Financial Services (18.0%)
American Express Co., 5.50%, 09/12/06	250	252,929
CIT Group Inc., 3.65%, 11/23/07	200	197,323
Countrywide Home Credit, 5.50%, 08/01/06	225	227,325
General Electric Capital Corp., 5.00%, 06/15/07	220	223,334
Genworth Financial, Inc., 3.56%, 06/15/07 (a)	250	250,513
Merrill Lynch, 3.375%, 09/14/07	250	247,133
Morgan Stanley Dean Witter, 6.10%, 04/15/06	100	101,131
3.73%, 01/18/08 (a)	275	275,273
Wells Fargo Co.,
6.875%, 04/01/06	250	253,580
3.42%, 03/10/08 (a)	120	120,118

		2,148,659

Computer Systems & Equipment (1.9%)
IBM, 4.875%, 10/01/06	230	231,769

Food & Beverage (2.1%)
Pepsico, Inc., 3.20%, 05/15/07	250	246,426

Machinery & Equipment (3.1%)
Caterpiller Financial Services Corp., 4.50%, 09/01/08	225	226,467
John Deere Capital Corp., 3.875%, 03/07/07	140	139,492

		365,959

Multimedia (1.9%)
Gannett Co., 5.50%, 04/01/07	225	229,550

Retail (1.9%)
Target Corp., 5.50%, 04/01/07	225	229,688

Utilities (2.1%)
National Rural Utilities, 6.00%, 05/15/06	250	253,431

Total DOMESTIC CORPORATE BONDS (Cost $4,005,411)		3,956,753

AGENCY OBLIGATIONS (31.3%)
Fannie Mae (12.3%)
Notes
5.50%, 05/02/06	300	303,153
2.625%, 01/19/07	200	196,414
3.50%, 01/28/08	500	493,424
2.875%, 05/19/08	500	484,574

		1,477,565

Federal Home Loan Bank (9.9%)
Notes
2.125%, 05/15/06	300	296,344
1.875%, 06/15/06	450	442,963
2.875%, 09/15/06	250	247,293
4.125%, 11/15/06	200	200,371

		1,186,971

Freddie Mac (9.1%)
Notes
4.875%, 03/15/07	200	202,626
3.50%, 09/15/07	400	396,350
2.75%, 03/15/08	500	485,676

		1,084,652

Total AGENCY OBLIGATIONS (Cost $3,771,421)		3,749,188

U.S. TREASURY OBLIGATIONS (26.3%)
U.S. Treasury Notes (26.3%)
Notes
2.75%, 07/31/06	400	396,406
2.625%, 11/15/06	200	197,297
2.25%, 02/15/07	550	538,055
3.125%, 05/15/07	550	543,835
3.25%, 08/15/07	350	346,295
3.00%, 11/15/07	400	393,188
3.00%, 02/15/08	400	392,375
3.125%, 09/15/08	350	343,028

Total U.S. TREASURY OBLIGATIONS (Cost $3,154,594)		3,150,479

FOREIGN BONDS (4.6%)
Sovereign Agency (4.6%)
Province Of Ontario, 3.35%, 07/16/07	300	296,071
Republic Of Italy, 3.75%, 12/14/07	250	248,189

Total FOREIGN BONDS (Cost $549,511)		544,260

	Shares
INVESTMENT COMPANIES (4.0%)
Management investment, open-end - Mutual Funds (4.0%)
Fifth Third Government Money Market Institutional Fund	474,133	474,133

Total INVESTMENT COMPANIES (Cost $474,133)		474,133

TOTAL INVESTMENT IN SECURITIES – 99.30% (Cost $11,955,070)		11,874,813

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		86,648

NET ASSETS – 100%		$11,961,461

(a)	The rates Shown are as of August 31, 2005.

(b)	Aggregate cost for Federal income tax purposes is $11,977,676. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$9,165
Excess of tax cost over value	$(112,028)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Maryland Tax-Exempt Bond Fund

Schedule of Portfolio Investments

August 31, 2005

	Shares	Value
MUNICIPAL BONDS (98.2%)
District of Columbia (2.7%)
Washington D.C., Metropolitan Transit Authority, Gross Revenue INS: MBIA, 5.00%, 07/01/10	300	$323,511
Washington D.C., Metropolitan Transit Authority, RB, INS: FGIC, 6.00%, 07/01/09	600	661,506
Washington DC Metro Area, Transit Authority, RB, Refunding, INS: MBIA, 5.00%, 01/01/12	500	546,020

		1,531,037

Maryland (90.0%)
Annapolis, GO, CPI, 5.00%, 11/01/16	440	466,404
Anne Arundel County, GO,
5.00%, 03/01/16	750	820,943
5.25%, 03/01/18	1,000	1,106,250
Baltimore City, GO, CPI, INS: FGIC, Prerefunded 04/15/08 @ 101, 5.00%, 10/15/16	420	445,452
Baltimore City, GO, INS: MBIA, 7.00%, 10/15/10	450	531,608
Baltimore City, RB, Waste Water Project, INS: FGIC, 5.90%, 07/01/13	1,000	1,168,839
5.00%, 07/01/22	1,000	1,126,769
Baltimore County, COP, Equipment Acquisition Program, 5.00%, 08/01/07	250	259,645
Baltimore County, GO, 5.00%, 08/01/11	750	821,648
5.125%, 08/01/12	500	536,065
Baltimore, GO, INS: FSA, 35 Day Auction Rate Security, 2.50%, 10/15/20 (a)	1,000	1,000,000
Baltimore City, GO, INS: AMBAC, 5.00%, 10/15/19	715	788,959
Cecil County, GO, CPI, 5.00%, 08/01/09	655	695,938
Charles County, GO, 5.00%, 03/01/12	1,000	1,095,470
Frederick City, GO, 5.00%, 12/01/08	500	529,645
Frederick County, GO,
5.25%, 07/01/12	250	271,620
5.00%, 12/01/08	400	424,100

Gaithersburg, Hospital Facilities, Shady Grove Hospital RB, INS: FSA, 5.50%, 09/01/15	1,515	1,550,829
Harford County, GO, CPI, UT, 5.50%, 12/01/07	920	971,382
Harford County, GO, CPI, UT, Prerefunded 12/01/07 @ 102, 5.00%, 12/01/14	125	132,645
Howard County Construction Public Improvement, 5.00%, 08/15/09	1,000	1,073,810
Maryland Environmental Services Cecil County, RB, Landfill Project, 5.125%, 09/01/10	180	192,766
5.30%, 09/01/12	250	268,840
Maryland National Capital Park & Planning Commission Prince George’s County, GO, Prerefunded 01/15/07 @ 101, 5.375%, 01/15/14	450	469,409
Maryland State & Local Facilities, GO, GPI, 5.50%, 03/01/08	2,500	2,654,199
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Infrastructure, INS: MBIA, 5.125%, 06/01/17	325	346,879
5.15%, 06/01/22	390	408,716
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Multi-family, 5.05%, 05/15/18	120	123,328
Maryland State Department of Transportation, RB, 5.00%, 12/15/11	1,000	1,093,820
Maryland State Economic Development, RB, Corporate Lease, Maryland Department of Transportation Headquarters, 5.00%, 06/01/15	450	489,978
Maryland State Economic Development, RB, Infrastructure, University of Maryland-College Park Project, INS: AMBAC, 5.375%, 07/01/14	500	548,670
Maryland State Health & Higher Education Facilities Authority, RB, Goucher College, 5.375%, 07/01/25	500	545,980
Maryland State Health & Higher Educational Facilities Authority, College of Notre Dame, INS: MBIA, 5.30%, 10/01/18	460	535,192

Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, RB, Refunding, 5.625%, 07/01/17	500	530,405
Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, RB, Prerefunded 07/01/09 @ 101, 6.00%, 07/01/39	500	556,655
Maryland State Health & Higher Educational Facilities Authority, RB, Board of Child Care, 5.50%, 07/01/13	800	884,016
5.375%, 07/01/32	500	539,720
Maryland State Health & Higher Educational Facilities Authority, RB, Helix Health Inc., INS: AMBAC, ETM, 5.125%, 07/01/11	600	658,854
5.125%, 07/01/12	555	614,590
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins Hospital, 5.125%, 07/01/20	500	532,210
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins University, 5.125%, 07/01/11	600	646,764
Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins Hospital, 5.00%, 05/15/09	400	423,576
Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins University, 5.00%, 07/01/11	500	545,200
5.25%, 07/01/16	750	803,760
5.25%, 07/01/17	500	536,545
Maryland State Health & Higher Educational Facilities Authority, Suburban Hospital, RB, 5.50%, 07/01/16	750	834,045
Maryland State Industrial Development, RB, IDA, American Center for Physics, SPA: American Institute of Physics, 5.25%, 12/15/14	500	548,295
Maryland State Industrial Development, RB, National Aquarium Baltimore, 5.50%, 11/01/17	750	835,118
Maryland State Stadium Authority, RB, Convention Center Expansion, INS: AMBAC, 5.75%, 12/15/08	335	341,385

5.80%, 12/15/09	535	545,267
Maryland State Stadium Authority, Sports Facility, RB, INS: AMBAC, 5.75%, 03/01/18	1,000	1,023,360
Montgomery County Revenue Authority, RB, Olney Indoor Swim Project, 5.25%, 10/01/12	250	256,693
Montgomery County, RB, Economic Development Revenue, Trinity Health Care Group, 5.50%, 12/01/16	930	1,045,534
Montgomery County, RB, Housing Opportunity Community Housing, Multi-Family, Avalon Knoll, FNMA COLL, 5.70%, 07/01/10	150	155,178
New Baltimore School Board, RB, 5.125%, 11/01/14	455	490,900
Ocean City, GO, INS: FGIC, 5.00%, 03/01/09	450	478,962
Prince George’s County, RB, IDA, Hyattsville District Court Facility, 6.00%, 07/01/09	675	684,794
Prince Georges County IDA – Upper Marlboro Justice RB, INS: MBIA 5.00%, 06/30/17	500	544,455
5.00%, 06/30/19	710	772,622
Queen Anne’s County, GO, INS: FGIC, 5.00%, 11/15/10	400	435,568
Saint Mary’s College, Academic Fees, RB, INS: AMBAC, Prerefunded 03/01/10 @ 101, 5.55%, 09/01/30	500	554,405
Saint Mary’s County, GO, Prerefunded 10/01/09 @ 101, 5.50%, 10/01/14	1,000	1,098,690
Saint Mary’s County, GO, Refunding, St. Mary’s Hospital, 5.00%, 10/01/09	880	941,706
St. Mary’s College, RB, INS: AMBAC, 5.00%, 09/01/22	995	1,087,396
Talbot County, GO, 5.00%, 03/15/12	480	524,894
University of Maryland System, RB, Auxiliary Facilities & Tuition, 5.00%, 04/01/08	500	525,175
5.125%, 04/01/13	400	417,752
5.00%, 04/01/15	500	524,670
Washington County, GO, INS: FGIC, 5.00%, 01/01/16	675	713,104
5.50%, 01/01/20, Prerefunded 01/01/10 @ 101	300	330,999
Washington Suburban Sanitation District, G.O. 5.00%, 06/01/19	680	748,762

5.00%, 06/01/19	1,250	1,376,399
5.00%, 06/01/20	1,000	1,096,840
Washington Suburban Sanitary District, GO, General Construction, Prerefunded 06/01/10 @ Par, 5.25%, 06/01/24	440	479,732
Wicomico County, GO, INS: FGIC, 5.00%, 02/01/15	755	794,419
Worcester County, GO, 5.20%, 08/01/08	515	530,527

		51,505,739

Puerto Rico (5.5%)
Children’s Trust Fund, RB, Puerto Rico Tobacco, Prerefunded 07/01/10 @ 100, 6.00%, 07/01/26	750	841,995
Puerto Rico Commonwealth, G.O., INS: MBIA, 5.25%, 07/01/21	1,000	1,115,680
Puerto Rico Electric Power Authority, Power, RB, INS: MBIA 5.40%, 07/01/13	105	110,609
5.00%, 07/01/19	1,000	1,106,170

		3,174,454

Total MUNICIPAL BONDS (Cost $54,011,690)		56,211,230

	Shares
INVESTMENT COMPANIES (1.8%)
Black Rock Provident Institutional Funds - MuniFund	212,885	212,885
Goldman Sachs Financial Square Tax-Free Money Market Fund	813,544	813,544

Total INVESTMENT COMPANIES (Cost $1,026,429)		1,026,429

TOTAL INVESTMENT IN SECURITIES – 99.1% (Cost $55,038,119) (b)		57,237,659

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		530,742

NET ASSETS – 100%		$57,768,401

(a)	The rates shown are as of August 31, 2005.

(b)	Aggregate cost for Federal income tax purposes is $55,038,119 The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$2,336,852
Excess of tax cost over value	$(187,504)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

National Tax-Exempt Bond Fund

Schedule of Portfolio Investments

August 31, 2005

(Unaudited)

	Shares	Value
MUNICIPAL BONDS (99.6%)
Alabama (4.1%)
Auburn University, RB, General Fee Revenue, INS: MBIA, 5.50%, 06/01/13	2,345	$2,608,578
Jefferson County Sewer, RB, INS: FGIC, Prerefunded 08/01/12 @ 100, 5.00%, 02/01/32	2,000	2,201,800

		4,810,378

Arkansas (1.9%)
University of Arkansas, RB, Fayetteville Campus, INS: FGIC, 5.50%, 12/01/16	2,000	2,270,040

California (2.0%)
Los Angeles Unified School District, GO, INS: MBIA, 5.75%, 07/01/13	2,000	2,320,240

Colorado (6.1%)
Adams State College, RB, INS: MBIA, 5.25%, 05/15/24	1,000	1,095,560
Arapahoe County District No. 5, Cherry Creek, GO, INS: SAW, Prerefunded 12/15/09 @ 100, 5.50%, 12/15/12	1,750	1,911,000
Arapahoe County District No. 5, Cherry Creek, GO, INS: SAW, Prerefunded 12/15/09 @ 100, 6.00%, 12/15/13	1,000	1,111,830
Denver City and County, COP, INS: AMBAC, 5.75%, 12/01/18	1,750	1,977,378
Denver City and County, GO, 6.00%, 10/01/10	1,000	1,126,560

		7,222,328

Delaware (1.5%)
Wilmington, GO, INS: FSA, 5.00%, 10/01/12	1,625	1,783,909

District of Columbia (2.0%)
District of Columbia, RB, Georgetown University, INS: MBIA, 35 Day Auction Rate Security, 2.50%, 04/25/34 (a)	2,400	2,400,000

Florida (1.9%)
Florida State, RB, Department of Environmental Protection, INS: AMBAC, 6.00%, 07/01/12	1,000	1,159,650
Lee County Transit Facilities Revenue, RB, INS: AMBAC, 5.50%, 10/01/14	1,000	1,114,270

		2,273,920

Georgia (6.0%)
Georgia State, GO, 6.00%, 07/01/12 Private Colleges & Universities, RB, Emory University, Prerefunded 11/01/10 @ 101,	2,000	2,239,340
5.75%, 11/01/15	2,320	2,617,401
5.75%, 11/01/16	2,000	2,256,380

		7,113,121

Illinois (1.2%)
Chicago, GO, INS: AMBAC, 6.25%, 01/01/13	1,000	1,175,450
Cicero, GO, INS: XLCA, 5.00%, 01/01/13	200	218,404

		1,393,854

Kansas (1.3%)
Kansas State, RB, Turnpike Authority, INS: AMBAC, 5.50%, 09/01/06	1,500	1,538,820

Louisiana (2.2%)
Louisiana Public Facilities, RB, INS: FSA, 5.50%, 08/01/17	2,365	2,607,247

Maryland (4.1%)
Charles County, GO, 5.00%, 03/01/12	1,115	1,221,449
Gaithersburg, Hospital Facilities, Shady Grove Hospital RB, INS: FSA, 5.50%, 09/01/15	1,500	1,535,475
Maryland State & Local Facilities, GO, GPI, 5.50%, 03/01/08	1,000	1,061,680
Washington Suburban Sanitary District, GO, 5.00%, 06/01/10	1,000	1,082,590

		4,901,194

Massachusetts (4.9%)
Massachusetts Bay Transportation Authority, 5.00%, 07/01/20	1,000	1,088,970
5.75%, 07/01/15	85	94,525
Massachusetts Bay Transportation Authority, Prerefunded 07/01/2010 @ 100, 5.75%, 07/01/15	915	1,019,264
Massachusetts State, GO, Transit Improvements, Prerefunded 02/01/10 @ 101, 6.00%, 02/01/14	2,000	2,237,721
Pembroke, GO, INS: FGIC, 5.50%, 11/15/20	1,230	1,362,692

		5,803,172

Michigan (5.5%)
Detroit Sewer Disposal, RB, INS: MBIA, 5.00%, 07/01/12	1,000	1,099,160
Detroit, GO, INS: AMBAC, 5.20%, 05/01/07	1,500	1,554,240
Michigan State Building Authority, RB, Facilities Program, 5.50%, 10/15/06	2,500	2,572,525
Southfield Library RB, INS MBIA, 5.00%, 05/01/17	1,135	1,251,860

		6,477,785

Missouri (1.4%)
Missouri State Board of Public Buildings, RB, Special Obligation, 5.75%, 05/01/09	1,500	1,638,930

New Jersey (9.8%)
New Jersey Environmental Infrastructure, 5.50%, 09/01/16	1,000	1,094,240
New Jersey State Educational Facility Authority, RB, Rowan University, INS: MBIA, 5.00%, 07/01/19	2,205	2,412,491
New Jersey State Educational Facility Authority, RB, William Patterson University, INS: FGIC, 5.125%, 07/01/21	2,430	2,661,602
New Jersey State Transportation Authority, RB, 5.50%, 06/15/08	1,800	1,910,970
New Jersey State, GO, 5.75%, 02/15/06	660	668,791
New Jersey State, GO, Escrowed to Maturity, 5.75%, 02/15/06	340	344,529
New Jersey Transportation Corp., RB, BAN, INS: AMBAC, 5.50%, 02/01/08	2,500	2,640,200

		11,732,823

New York (5.5%)
New York City, GO, 5.00%, 08/01/23	4,000	4,263,599
New York State, Environmental Facility, RB, 6.00%, 06/15/18	1,775	1,952,305
New York State, Environmental Facility, RB, Prerefunded 06/15/09 @ 100, 6.00%, 06/15/18	225	248,657

		6,464,561

Ohio (5.1%)
Eaton School District, GO, INS: FGIC, 5.75%, 12/01/20	1,000	1,133,300
Ohio State Higher Education, RB, Capital Facilities, 5.50%, 12/01/07	2,000	2,109,480
Ohio State Water Development Authority, RB, Drinking Water Fund, 5.50%, 12/01/17	2,500	2,837,550

		6,080,330

Oregon (5.6%)
Oregon State Bond Bank, RB, INS: MBIA, 5.50%, 01/01/18	2,000	2,138,640
Portland Sewer System, RB, INS: FGIC, Prerefunded 08/01/10 @ 100, 5.75%, 08/01/18	2,000	2,231,580
Portland Urban Renewal, Tax Allocation, Oregon Conventional Center, INS: AMBAC, 6.00%, 06/15/13	2,000	2,256,580

		6,626,800

Pennsylvania (12.7%)
Allegheny County Sanitation Authority, RB, INS: MBIA, 5.75%, 12/01/13	1,150	1,290,553
Chester County, GO, 5.50%, 11/15/15	2,235	2,485,722
Chester County, GO, Prerefunded 11/15/11 @ 100, 5.50%, 11/15/15	2,065	2,318,665
Mifflin County, GO, INS: FGIC, 5.625%, 09/01/28	2,000	2,222,020
Pennsylvania State, GO, 5.75%, 01/15/09	1,315	1,427,025
Radnor Township, Pennsylvania School District, GO, INS: SAW, Prerefunded 03/15/07 @ 100, 5.75%, 03/15/19	2,500	2,607,800
Wilkes Barre Penn School District, GO, INS: MBIA, Prerefunded 04/01/14 @ 100, 5.50%, 04/01/18	2,460	2,823,439

		15,175,224

Puerto Rico (2.7%)
Puerto Rico Commonwealth Highway & Transportation Authority, RB, INS: MBIA, 5.50%, 07/01/13	2,780	3,183,934

Rhode Island (2.3%)
Rhode Island State, GO, INS: FGIC, Prerefunded 07/15/10 @ 101, 6.00%, 07/15/14	2,415	2,739,938

South Carolina (2.3%)
South Carolina Transportation Infrastructure, RB, GPI, 5.50%, 10/01/06	2,705	2,780,199

Texas (2.4%)
Texas Tech University, RB, INS: MBIA, 5.50%, 08/15/18	2,550	2,827,823

Virginia (4.2%)
Montgomery County IDA Lease, RB, INS: AMBAC, Prerefunded 01/15/11 @ 101, 6.00%, 01/15/17	1,000	1,144,200
Virginia State Public Schools, RB, 5.50%, 08/01/08	1,500	1,602,600
5.00%, 08/01/12	2,000	2,197,920

		4,944,720

Wisconsin (0.9%)
Wisconsin State, GO, 6.20%, 05/01/06	1,000	1,021,930

Total MUNICIPAL BONDS		118,133,220

	Shares
INVESTMENT COMPANIES (0.6%)
Black Rock Provident Institutional Funds - MuniFund	233,605	233,605
Goldman Sachs Financial Square Tax-Free Money Market Fund	423,070	423,070

Total INVESTMENT COMPANIES		656,675

TOTAL INVESTMENT IN SECURITIES – 100.2% (Cost $114,291,889) (b)		118,789,895

OTHER LIABILITIES IN EXCESS OF ASSETS – (0.2)%		(203,652)

NET ASSETS – 100%		$118,586,243

(a)	The rates shown are as of August 31, 2005.

(b)	Aggregate cost for Federal income tax purposes is $114,291,889. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$4,603,451
Excess of tax cost over value	$(249,743)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Prime Money Market Fund

Schedule of Portfolio Investments

August 31, 2005

(Unaudited)

	Shares	Value
AGENCY OBLIGATIONS (7.3%)
Federal Home Loan Bank (7.3%)
Floating Rate Notes
3.72%, 11/22/05 (a)	12,000	$12,000,000
3.29%, 09/02/05 (a)	10,500	10,500,000
Notes
2.25%, 10/20/05 (b)	6,500	6,500,000
2.82%, 12/16/05	10,000	10,000,000
3.13%, 02/03/06	10,000	10,000,000
3.60%, 05/19/06 (b)	9,000	9,000,000

Total AGENCY OBLIGATIONS (Cost $58,000,000)		58,000,000

ASSET BACKED SECURITIES (C) (23.5%)
Financial Services (23.5%)
Amsterdam Funding Corp., 3.58%, 10/03/05	17,500	17,444,311
Barton Capital, 3.56%, 10/06/05	20,000	19,930,778
Fountain Square, 3.64%, 10/18/05	16,500	16,421,588
Grampian Funding Ltd, 3.50%, 10/18/05	20,000	19,908,611
Kitty Hawk Funding, 3.54%, 09/23/05	15,000	14,967,642
Old Line Funding
3.43%, 09/07/05	14,669	14,660,614
3.59%, 10/04/05	16,000	15,947,347
Sheffield Receivable, 3.53%, 09/20/05	20,000	19,962,739
Thames Asset Global, 3.70%, 11/15/05	16,500	16,372,813
Three Pillars Funding, 3.52%, 09/12/05	12,000	11,987,093
Windmill Funding, 3.57%, 10/07/05	20,000	19,928,600

Total ASSET BACKED SECURITIES (Cost $187,532,136)		187,532,136

CERTIFICATES OF DEPOSIT (11.5%)
Chase Manhattan, 3.60%, 10/07/05	18,500	18,500,000
Credit Suisse, 3.53%, 09/12/05	16,000	16,000,049
Barclays Bank
3.55%, 09/21/05 (a)	8,150	8,149,874
3.65%, 10/03/05	16,000	16,000,142
CIBC, 3.48%, 10/06/05	18,000	17,999,999
Toronto Dominion Bank, 3.67%, 11/10/05	15,000	15,000,000

		57,150,015

Total CERTIFICATES OF DEPOSIT (Cost $91,650,064)		91,650,064

COMMERCIAL PAPER (31.0%)
Banking (7.1%)
Citicorp, 3.63%, 10/17/05	16,000	15,925,787
Greenwich Capital, 3.51%, 09/06/05 (a)	16,000	16,000,000
JP Morgan Chase, 3.59%, 10/11/05	16,500	16,434,183
Northern Trust, 3.52%, 09/22/05	8,000	7,983,573

		56,343,543

Broker / Dealers (5.8%)
Morgan Stanley Dean Witter, 3.52%, 09/14/05	16,000	15,979,662
UBS Finance, 3.56%, 09/01/05	30,000	30,000,000

		45,979,662

Foreign Banks (13.0%)
Abbey National Treasury, 3.65%, 10/17/05 (a)	14,000	14,002,144
BNP Paribas, 3.64%, 10/25/05	24,000	23,869,140
Dexia Del. LLC, 3.44%, 10/05/05	12,000	11,961,013
HBOS Treas. Service, 3.51%, 10/19/05	25,000	24,883,000
Societe Generale
2.95%, 09/12/05	12,000	11,989,183
3.59%, 10/04/05	18,000	17,940,848

		104,645,328

Personal Credit Institutions (2.0%)
Toyota, 3.39%, 09/28/05	16,000	15,959,320

Utilities - Electric (3.1%)
General Electric Capital Corp., 3.58%, 10/07/05	25,000	24,910,500

Total COMMERCIAL PAPER (Cost $247,838,353)		247,838,353

DOMESTIC CORPORATE BONDS (0.6%)
Utilities - Electric (0.6%)
General Electric Capital Corp., 3.91%, 11/03/05 (a)	5,000	5,004,955

Total DOMESTIC CORPORATE BONDS (Cost $5,004,955)		5,004,955

	Shares	Value
INVESTMENT COMPANIES (3.2%)
BlackRock Provident Institutional Funds - TempFund	8,017,488	8,017,488
Goldman Sachs Financial Square Prime Obligations Fund	15,609,809	15,609,809
Merrill Lynch Premier Institutional Fund	2,223,818	2,223,818

Total INVESTMENT COMPANIES (Cost $25,851,115)		25,851,115

	Par (000)	Value
REPURCHASE AGREEMENT (26.1%)
Banc America Securities, LLC
(Agreement dated 08/31/05 to be repurchased at $40,003,889 collateralized by $28,310,000 (Value $40,658,699) U.S. Treasury Notes, 8.75%, due 05/15/17) 3.50%, 09/01/05	40,000	40,000,000
Goldman Sachs Asset Management
(Agreement dated 08/31/05 to be repurchased at $42,004,025 collateralized by $32,425,000 (Value $42,093,300) U.S. Treasury Notes, 6.63%, due 02/15/27) 3.45%, 09/01/05	42,000	42,000,000
JP Morgan Securities
(Agreement dated 08/31/05 to be repurchased at $40,004,060 collateralized by $42,416,000 (Value $42,833,677) U.S. Treasury Notes, 4.13%, due 08/01/08) 3.48%, 09/01/05	42,000	42,000,000
Morgan Stanley Securities, Inc.
(Agreement dated 08/31/05 to be repurchased at $40,004,072 collateralized by $29,580,000 (Value $42,639,811) U.S. Treasury Notes, 8.75%, due 05/15/17) 3.49%, 09/01/05	42,000	42,000,000
Wachovia Securities, Inc.
(Agreement dated 08/31/05 to be repurchased at $42,004,083 collateralized by $50,000,000 (Value $28,250,000) U.S. Treasury Strips, due 11/15/18, and $11,849,000 (Value $14,545,774) U.S. Treasury Notes, 6.25%, due 08/15/23) 3.50%, 09/01/05	42,000	42,000,000

		126,000,000

Total REPURCHASE AGREEMENT (Cost $208,000,000)		208,000,000

SECURITIES LENDING COLLATERAL (2.0%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 1.1)	15,969	15,969,297

Total SECURITIES LENDING COLLATERAL (Cost $15,969,297)		15,969,297

TOTAL INVESTMENT IN SECURITIES – 105.2% (Cost $823,876,623) (d)		839,845,920

OTHER LIABILITIES IN EXCESS OF ASSETS – (5.2)%		(41,683,732)

NET ASSETS – 100%		$798,162,188

NET ASSET VALUE PER SHARE

(a)	The rates shown are as of August 31, 2005.

(b)	Certain amounts are temporarily on loan to an unaffiliated broker / dealer.

(c)	Securities were purchased pursuant to Rule 144a of the Securities Act of 1933 and many not be resold subject to that rule except to qualified institutional buyers.

(d)	Aggregate cost for Federal income tax purposes.

See Accompanying Notes to Financial Statements

See notes to financial statements.

Mercantile Funds, Inc.

Tax-Exempt Limited Maturity Bond Fund

Schedule of Portfolio Investments

August 31, 2005

(Unaudited)

	Par	Value
MUNICIPAL BONDS (99.9%)
Arizona (1.1%)
University of Arizona, RB, INS: FSA, 5.25%, 06/01/09	1,050	$1,128,624

Arkansas (2.2%)
Arkansas State, 5.50%, 08/01/08	2,250	2,403,248

Colorado (2.0%)
Arapahoe County School District No. 5, GO, SAW, Cherry Creek, 5.25%, 12/15/07	1,000	1,049,750
Regional Transportation District, RB, Sales Tax Revenue, INS: AMBAC, 5.25%, 11/01/11	1,000	1,106,560

		2,156,310

Connecticut (3.5%)
Connecticut State Split Tax Obligation RB, 5.25%, 10/01/08	1,700	1,809,276
Connecticut State, GO, Refunding, 5.25%, 12/15/07	1,800	1,890,360

		3,699,636

District of Columbia (2.0%)
District of Columbia, George Washington University, RB, INS: MBIA, 5.50%, 09/15/07	2,000	2,095,500

Florida (9.2%)
Brevard County, Health Facilities Authority, INS: MBIA, 5.625%, 10/01/14	2,550	2,640,729
Canaveral Port Authority, RB, INS: FGIC Prerefunded 06/01/06 @ 102, 5.70%, 06/01/13,	720	749,779
Canaveral Port Authority, RB, INS: FGIC 5.70%, 06/01/13	280	290,906
Dade County School District GO, INS: AMBAC, 5.25%, 07/15/08	2,500	2,655,174
Florida State Education University System, RB, INS: AMBAC, 5.00%, 07/01/07	2,500	2,590,500
St. Lucie County, RB, INS: MBIA, 5.50%, 04/01/10	1,000	1,076,590

		10,003,678

Georgia (0.1%)
Georgia State, GO, 5.50%, 08/01/06	60	61,449

Illinois (1.6%)
University of Illinois, COP, MBIA,	1,605	1,722,727

Utility Infrastructure Projects, 5.75%, 08/15/08
Indiana (1.3%)
Purdue University, University Student Fees, RB, 5.00%, 07/01/07	1,300	1,345,188

Kentucky (1.0%)
Kentucky State Turnpike Authority, RB, Revitalization, INS:FSA, 5.50%, 07/01/10	1,000	1,100,980

Maryland (6.4%)
Baltimore City, GO, INS: FSA, 35 Day Auction Rate Security, 3.10%, 10/15/22 (a)	2,000	2,000,000
Baltimore County, COP, Equipment Acquisition Program, 5.00%, 08/01/07	1,265	1,313,804
Maryland State Health & Higher Education, Lifebridge Health, INS: AMBAC, 7 Day Auction Rate Security, 2.24%, 07/01/28 (a)	1,900	1,900,000
Maryland State Health & Higher Education, RB, Johns Hopkins Hospital, 5.00%, 05/15/10	500	536,415
Prince Georges County, GO, CPI, INS: FSA, 5.50%, 05/15/09	1,000	1,085,240

		6,835,459

Massachusetts (5.3%)
Massachusetts, GO, 5.375%, 08/01/08	1,500	1,593,555
Massachusetts, GO, Escrowed to Maturity 6.50%, 08/01/08	1,800	1,958,220
Massachusetts, GO, Prerefunded 04/01/08 @ 101, 5.00%, 04/01/15	2,000	2,112,100

		5,663,875

Michigan (3.1%)
Detroit, GO, INS: AMBAC, 5.20%, 05/01/07	2,000	2,072,320
Michigan Municipal Bond Authority, RB, Drinking Water, 5.25%, 10/01/08	1,145	1,221,028

		3,293,348

Nevada (1.0%)
Nevada, GO, 5.60%, 05/15/09	1,000	1,029,230

New Jersey (8.9%)
New Jersey Economic Development, RB, INS: AMBAC, 5.00%, 09/15/11	1,120	1,221,976
New Jersey Economic Development, RB, INS: MBIA, 5.00%, 07/01/09	2,000	2,136,539
New Jersey Educational Facility Authority, RB, Refunding, Seton Hall University, INS: AMBAC, 5.25%, 07/01/07	1,000	1,040,590
New Jersey State Educational Facility Authority, RB, Princeton University, 4.75%, 07/01/07	1,410	1,453,823

New Jersey State Transportation, RB, 5.00%, 06/15/08	2,000	2,099,660
New Jersey State Transportation, RB, ETM, INS: MBIA, 6.50%, 06/15/10	1,500	1,718,925

		9,671,513

New York (5.5%)
New York City GO, 5.00%, 08/01/10	2,000	2,146,120
5.00%, 08/01/11	1,000	1,078,780
New York State Thruway, RB, INS: MBIA, 5.25%, 04/01/09	2,500	2,681,125

		5,906,025

North Carolina (3.2%)
North Carolina State, GO, 5.00%, 05/01/08	2,000	2,104,320
Wake County, Independent Facility and Pollution Control - Carolina Power & Light, RB, INS: AMBAC, 35 Day Auction Rate Security, 2.35%, 10/01/22 (a)	1,275	1,275,000

		3,379,320

Ohio (12.4%)
Columbus, GO, Public Improvements, 6.00%, 06/15/07	2,000	2,069,920
Columbus, GO, 5.50%, 07/01/08	2,000	2,133,000
Ohio State Building Authority, Refunding, Workers Compensation Facilities, RB, INS: FGIC, 5.00%, 04/01/13	2,000	2,206,320
Ohio State Capital Facilities, 5.00%, 09/15/07	1,000	1,041,400
Ohio State Highway Capital Improvements, 5.00%, 05/01/08	1,300	1,364,415
Ohio State Infrastructure Improvements, 5.00%, 08/01/07	1,785	1,854,865
State Building Authority, Adult Correctional Facility, Series A, RB, INS: FSA, 5.50%, 10/01/08	2,500	2,677,349

		13,347,269

Oregon (1.9%)
Oregon State Department of Administrative Services, RB, INS: FSA, 5.00%, 09/01/10	1,835	1,987,856

Pennsylvania (7.2%)
Harrisburg Authority School Revenue, GO, INS: FGIC, 5.00%, 04/01/10	1,250	1,346,013
Pennsylvania State Higher Education, RB, INS: MBIA,	1,430	1,574,730
Prerefunded 06/01/10 @ Par, 5.50%, 06/01/18
Pennsylvania State, GO, 5.00%, 07/01/08	2,500	2,631,325
5.00%, 09/15/08	2,000	2,111,860

		7,663,928

South Carolina (1.6%)

Richland County School District, GO, INS: FSA 5.00%, 03/01/09	1,595	1,697,654

Tennessee (3.5%)
Shelby County, GO, 5.50%, 08/01/08	1,000	1,067,540
5.00%, 04/01/09	1,000	1,063,360
Tennessee State, GO, Prerefunded 05/01/08 @ Par, 5.00%, 05/01/15	1,500	1,578,240

		3,709,140

Texas (3.7%)
Conroe TX Independent School District, GO, INS: PSF – GTD, 5.00%, 02/15/09	1,970	2,087,964
Texas State Public Finance Authority GO, 5.25%, 10/01/08	1,800	1,913,526

		4,001,490

Virginia (5.4%)
Northern Virginia Transportation District RB, INS: FSA, 5.375%, 07/01/14	1,000	1,075,300
Prince William County Lease Partnership, COP, INS: MBIA, 5.50%, 12/01/10	2,500	2,565,150
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Note, RB, 5.50%, 10/01/06	1,000	1,027,050
Virginia State Public School Authority, RB, 5.00%, 08/01/09	1,000	1,068,930

		5,736,430

Washington (2.0%)
Washington State Public Power Supply, RB, INS: MBIA, 6.00%, 07/01/07	2,020	2,123,485

West Virginia (1.0%)
School Building Authority, RB, Capital Improvement, AMBAC, 5.50%, 07/01/11	1,000	1,059,900

Wisconsin (1.9%)
Wisconsin State, GO, 6.125%, 11/01/06	2,000	2,071,820

Wyoming (1.9%)
Lincoln County, RB, VRDB, PCRB, Exxon Mobil Project, 2.31%, 11/01/14 (a)	2,000	2,000,000

Total MUNICIPAL BONDS (Cost $106,858,388)		106,895,082

	Shares
INVESTMENT COMPANIES (0.1%)
Black Rock Provident Institutional Funds - MuniFund	103,095	103,095
Goldman Sachs Financial Square Tax-Free Money Market Fund	32,163	32,163

Total INVESTMENT COMPANIES (Cost $135,258)		135,258

TOTAL INVESTMENT IN SECURITIES – 99.1% (Cost $106,993,646) (b)		107,030,340

OTHER ASSETS IN EXCESS OF LIABILITIES – .9%		962,248

NET ASSETS – 100%		$107,992,588

(a)	The rates shown are as of August 31, 2005.

(b)	Aggregate cost for Federal income tax purposes is $106,993,646. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$805,649
Excess of tax cost over value	$(848,951)

See Accompanying Notes to Financial Statements

Mercantile Funds, Inc.

Tax-Exempt Money Market Fund

Schedule of Portfolio Investments

August 31, 2005

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS (96.4%)
Alaska (1.1%)
Valdez Alaska Marine Terminal, RB, VRDB, BP Pipelines, Inc. Project, 2.33%, 09/01/05, (a)	2,500	$2,500,000

Arizona (2.7%)
Salt River Agriculture Improvement & Power Distribution, RB, TECP, Salt River Project, LIQ: Wells Fargo, Marshall & Isley, Bank One, Morgan Guaranty, Bank of New York, Bank of America
2.60%, 10/06/05	2,000	2,000,000
2.67%, 12/07/05	4,000	4,000,000

		6,000,000

California (5.6%)
California Department of Water & Power Resources and Power Supply, RB, VRDB, LOC: Dexia Credit Local, 2.35%, 09/01/05, (a)	2,000	2,000,000
City of Fremont, COP, VRDB, Maintenance Center & Fire Project, INS: AMBAC, SPA: Dexia Credit Local, 2.38%, 09/01/05, (a)	6,515	6,515,000
Orange County Transportation Authority Toll Road, RB, VRDB, INS: AMBAC, SPA: JP Morgan, Dexia Credit Local, 2.33%, 09/01/05, (a)	4,000	4,000,000

		12,515,000

Connecticut (1.1%)
Connecticut State, GO, VRDB, SPA: Landesbank Hessen-Thuringen Girozentrale, 2.48%, 09/01/05, (a)	1,500	1,500,000
Connecticut State, GO, VRDB, SPA: Bayerische Landesbank, 2.50%, 09/01/05, (a)	1,000	1,000,000

		2,500,000

District of Columbia (2.2%)
District of Columbia, RB, VRDB, George Washington University, INS: MBIA, SPA: Bank of America, 2.38%, 09/07/05, (a)	5,000	5,000,000

Florida (6.6%)
Jacksonville Electric Authority, RB, Prerefunded 10/01/05 @ 100, 5.50%, 10/01/30	3,385	3,392,844
Sarasota County Florida Public Hospital, RB, VRDB, INS: AMBAC, 2.45%, 09/01/05, (a)	7,920	7,920,000
University Athletic Association, RB, VRDB, University of Florida Stadium Project, Capital Improvements, LOC: Sun Trust, 2.45%, 09/01/05, (a)	3,380	3,380,000

		14,692,844

Idaho (0.7%)
Idaho Health Facilities Authority, RB, BRDB, St. Lukes Medical Center, INS: FSA, SPA: Harris Trust, 2.34%, 09/01/05, (a)	1,500	1,500,000

Illinois (1.7%)
Cook County Community Construction, GO, VRDB, Schaumburg Township, SPA: Heleba, 2.48%, 09/07/05, (a)	1,000	1,000,000
Illinois Health Facilities Authority, RB, VRDB, Rush Presbyterian— St. Lukes Medical Center, LIQ: Northern Trust, 2.37%, 09/07/05, (a)	815	815,000
Illinois Health Facilities Authority, RB, VRDB, St. Lukes Medical Center, INS: MBIA, SPA: Bank One, 2.37%, 09/07/05, (a)	2,000	2,000,000

		3,815,000

Indiana (1.8%)
Hamilton Southeastern School Building Corp., RB, INS: AMBAC, Prerefunded 01/15/06 @ 102, 5.50%, 01/15/12	3,170	3,266,568
St. Joseph County Educational Facilities, RB, VRDB, University of Notre Dame, LIQ: Northern Trust, Fifth Third, 2.47%, 09/01/05, (a)	700	700,000

		3,966,568

Kansas (2.0%)
Kansas State Department of Transportation, RB, VRDB, INS: Pooled Money Investment Board, 2.27%, 09/07/05, (a)	2,245	2,245,000
Kansas State Department Transportation and Highways, RB, VRDB, INS: Pooled Money Investment Board, 2.34%, 09/01/05, (a)	2,250	2,250,000

		4,495,000

Louisiana (0.7%)
St. Charles Parish, RB, VRDB, PCRB, Shell Oil Company Project, 2.30%, 09/01/05, (a)	1,550	1,550,000

Maryland (5.7%)
City of Baltimore IDA, RB, VRDB, Capital Acquisition, LOC: Bayerische Landesbank, 2.50%, 09/01/05, (a)	2,000	2,000,000
Maryland Health & Higher Education, RB, TECP, Johns Hopkins University,
2.42%, 09/08/05	3,000	3,000,000
2.70%, 12/07/05	2,336	2,336,000
University Systems of Maryland, COP, VRDB, College Park Business School, LOC: Bank of America, 2.54%, 09/01/05, (a)	4,500	4,500,000
Washington Suburban District, GO, VRDB, BAN, SPA: Bank of America, 2.45%, 09/07/05, (a)	870	870,000

		12,706,000

Massachusetts (6.5%)
Boston Water & Sewer Commission, RB, VRDB, LOC: State Street, 2.42%, 09/01/05, (a)	3,700	3,700,000
Massachusetts State Water Resources Authority, RB, VRDB, LIQ: Landesbank Hessen Thuringen, 2.40%, 09/01/05, (a)	3,300	3,300,000
Massachusetts State Water Revenue Authority, RB, TECP, LIQ: Bayerische Landesbank Gironzentrale, 2.32%,
2.32%, 09/07/05	1,500	1,500,000
2.54%, 11/04/05	4,000	4,000,000
Massachusetts State, GO, VRDB, SPA: State Street Bank and Trust, 2.53%, 09/01/05, (a)	2,000	2,000,000

		14,500,000

Michigan (1.8%)
Municipal Bond Authority, RB, Escrowed to Maturity, 5.00%, 12/01/05	2,000	2,011,179
University of Michigan, RB, VRDB, University Hospital, 2.32%, 09/07/05, (a)	2,000	2,000,000

		4,011,179

Minnesota (5.1%)
Minneapolis, RB, VRDB, University Gateway Project, SPA: Wells Fargo Bank, 2.41%, 09/01/05, (a)	6,000	6,000,000
Rochester Minnesota Health, RB, TECP, Mayo Foundation
2.62%, 10/06/05	3,000	3,000,000
2.62%, 10/06/05	2,400	2,400,000

		11,400,000

Missouri (1.9%)
Missouri State Health & Educational Facilities, RB, VRDB, Cox Health Systems, INS: AMBAC, SPA: Bank of Nova Scotia, 2.45%, 09/01/05, (a)	2,500	2,500,000
Missouri State Health & Educational Facilities, RB, VRDB, Washington University Project, SPA: Morgan Guaranty Trust,
2.38%, 09/07/05, (a)	1,040	1,040,000
2.38%, 09/07/05, (a)	650	650,000

		4,190,000

New Hampshire (0.7%)
New Hampshire Health & Higher Education, Dartmouth College, RB, VRDB, SPA: JP Morgan, 2.40%, 09/07/05, (a)	1,500	1,500,000

New York (10.4%)
Long Island Power Authority, RB, VRDB, INS: MBIA, SPA: Credit Suisse First Boston,
2.25%, 09/07/05, (a)	4,000	4,000,000
2.41%, 09/07/05, (a)	1,315	1,315,000
New York City Municipal Water Finance Authority, Water & Sewer System, RB, VRDB, INS: FGIC, SPA: FGIC, 2.25%, 09/01/05, (a)	1,900	1,900,000

New York City Transitional Financial Authority, RB, VRDB, New York City Recovery, SPA: Bank of New York,
2.37%, 09/01/05, (a)	3,000	3,000,000
2.41%, 09/07/05, (a)	2,375	2,375,000
New York City, GO, VRDB, LOC: JP Morgan, 2.41%, 09/07/05, (a)	4,100	4,100,000
New York Environmental Facilities Corp., RB, TECP, 2.52%, 10/25/05	6,500	6,499,999

		23,189,999

North Carolina (5.0%)
City of Durham, COP, VRDB, SPA: Wachovia Bank of North Carolina, 2.53%, 09/01/05, (a)	500	500,000
North Carolina Educational Facilities, Financial Agency Revenue, RB, VRDB, Duke University Project, 2.52%, 09/01/05, (a)	5,420	5,420,000
University of North Carolina, RB, VRDB, 2.38%, 09/07/05, (a)	4,000	4,000,000
Winston Salem Community Treatment Facilities Partnership, COP, SPA: Dexia Credit Local, 2.49%, 09/01/05, (a)	1,200	1,200,000

		11,120,000

Ohio (3.3%)
Ohio State Turnpike Commission, Prerefunded 02/15/06 @ 102, RB, 5.40%, 02/15/09	3,000	3,096,921
Ohio State University General Receipts, RB, TECP, 2.50%, 09/29/05	3,000	3,000,000
Ohio State University General Receipts, RB, VRDB, 2.30%, 09/01/05, (a)	1,275	1,275,000

		7,371,921

Oregon (1.2%)
Oregon State, GO, VRDB, SPA: Morgan Guaranty Trust, 2.32%, 09/07/05, (a)	2,600	2,600,000

Pennsylvania (3.2%)
Delaware County IDA, RB, VRDB General Electric,
2.32%, 09/07/05, (a)	1,000	1,000,000
2.32%, 09/07/05, (a)	2,200	2,200,000
Pennsylvania State Turnpike Revenue, RB, VRDB, SPA: Westdeutsche Landesbank, Bayerische Landesbank, Gironzentrale, Landesbank Baden, Wurtemburg, 2.30%, 09/01/05, (a)	1,500	1,500,000
Pennsylvania State University, RB, VRDB, SPA: Westdeutsche Landesbank, 2.49%, 09/01/05, (a)	2,500	2,500,000

		7,200,000

South Carolina (3.1%)
South Carolina Public Service, RB, TECP, LIQ: Dexia Credit Local,
2.56%, 11/08/05	3,000	3,000,000
2.58%, 11/22/05	4,000	4,000,000

		7,000,000

Texas (10.4%)
Coastal Water Authority, RB, Prerefunded 12/15/05 @ 100, 5.95%, 12/15/25	3,060	3,156,203

Dallas Area Rapid Transit, RB, TECP, LIQ: Westdeutsche Landesbank, State Street Bank & Trust, 2.50%, 10/12/05	6,200	6,200,000
North Central Texas Health Facilities Development, RB, VRDB, Presbyterian Medical Center, INS: MBIA, SPA: Chase Manhattan, 2.34%, 09/01/05, (a)	1,700	1,700,000
Red River Educational Finance Corporation, RB, VRDB, Texas Christian University Project, 2.45%, 09/07/05, (a)	3,100	3,100,000
San Antonio Gas & Electric, RB, TECP, LIQ: Bank of America, State Street, 2.65%, 10/20/05	6,000	6,000,000
University of Texas, RB, TECP, Escrowed to Maturity, 3.50%, 10/05/05	3,000	3,003,938

		23,160,141

Utah (4.6%)
Intermountain Power Agency, RB, INS: AMBAC, SPA: Landesbank Hessen Thuringen, 2.73%, 07/01/18	1,900	1,900,000
Intermountain Power Agency, RB, TECP, INS: AMBAC, SPA: Morgan Guaranty Trust,
2.55%, 10/11/05	4,000	4,000,000
2.55%, 11/16/05	2,000	2,000,000
Salt Lake County, RB, VRDB, PCRB, Service Station Holdings Project, BP Amoco, 2.33%, 09/01/05, (a)	2,400	2,400,000

		10,300,000

Virginia (6.8%)
IDA of Hampton, RB, TECP, Sentara Health Systems, LIQ: Wachovia Bank, 2.50%, 11/17/05	3,000	3,000,000
Loudoun County IDA, RB, VRDB, Howard Hughes Medical Institute,
2.40%, 09/01/05, (a)	3,000	3,000,000
2.40%, 09/07/05, (a)	4,155	4,155,000
Peninsula Port Authority of Virginia, RB, TECP, LIQ: U.S. Bank, 2.50%, 10/11/05	5,000	5,000,000

		15,155,000

Wisconsin (0.5%)
State of Wisconsin GO, TECP, SPA: Bank of Nova Scotia, 2.60%, 12/02/05	1,071	1,071,000

Total MUNICIPAL BONDS (Cost $215,009,652)		215,009,652

	Shares
INVESTMENT COMPANIES (3.5%)
Black Rock Provident Institutional Funds - MuniFund	3,926,635	3,926,635
Goldman Sachs Financial Square Tax-Free Money Market Fund	3,785,190	3,785,190

Total INVESTMENT COMPANIES (Cost $7,711,825)		7,711,825

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $222,721,477) (b)		222,721,477

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		253,569

NET ASSETS – 100%		$222,975,046

(a)	The rates shown are as of August 31, 2005 and the maturity dates shown are shorter of (i) the next interest readjustment or (ii) the date on which the principal amount can be recovered through demand.

(b)	Aggregate cost for Federal income tax purposes.

See Accompanying Notes to Financial Statements

See notes to financial statements.

Mercantile Funds, Inc.

Total Return Bond Fund

Schedule of Portfolio Investments

August 31, 2005

(Unaudited)

	Par (000)	Value
AGENCY OBLIGATIONS (56.8%)
Federal Home Loan Bank (5.4%)
Notes
4.125%, 11/15/06	2,250	$2,252,813
4.875%, 02/15/07 (b)	5,025	5,087,812

		7,340,625

Federal Home Loan Mortgage Corporation (32.9%)
Mortgage Backed Securities
4.50%, 11/01/18	3,220	3,199,482
5.00%, 11/01/18 – 10/01/34	12,302	12,369,912
5.50%, 10/01/18 - 01/01/35	9,955	10,129,492
6.00%, 12/01/33 - 10/01/34	5,064	5,188,752
7.00%, 11/01/27 - 04/01/32	866	906,410
7.50%, 09/01/26 - 09/01/30	16	16,322
8.00%, 10/01/29 – 05/01/31	29	31,517
Notes
4.00%, 06/12/13	2,000	1,940,000
4.875%, 11/15/13	2,250	2,340,000
5.30%, 05/12/20	1,000	1,009,443
5.875%, 03/21/11	2,750	2,949,375
6.75%, 03/15/31	750	987,188
6.875%, 09/15/10	3,250	3,648,124

		44,716,017

Federal National Mortgage Association (17.0%)

Mortgage Backed Securities
5.00%, 10/01/19	2,180	2,196,557
5.50%, 10/01/18 - 06/01/33	9,779	9,939,658
6.00%, 01/01/09 – 06/01/17	717	739,834
6.50%, 03/01/17 – 10/01/32	3,218	3,335,965
7.00%, 04/01/11 – 07/01/31	592	623,307
7.50%, 10/01/07 - 08/01/31	338	360,073
8.00%, 09/01/26 – 10/01/27	104	111,261
Notes
4.20%, 03/24/08 (b)	3,000	2,996,250
4.625%, 05/01/13	2,750	2,777,500

		23,080,405

Government National Mortgage Association (1.5%)
Mortgage Backed Securities
6.50%, 02/15/26 – 04/15/32	645	673,174
7.00%, 02/15/12 – 04/15/28	751	792,261

7.50%, 10/15/29 - 01/15/32	144	153,529
8.00%, 05/15/17 – 09/15/27	111	118,687
8.50%, 08/15/27	18	19,305
9.00%, 05/15/16 – 09/15/21	185	203,633
10.00%, 05/15/19	9	10,405

		1,970,994

Total AGENCY OBLIGATIONS (Cost $77,093,716)		77,108,041

ASSET BACKED SECURITIES (0.2%)
Carat 2003-2 A3A, 1.44%, 02/15/07	234	232,331

Total ASSET BACKED SECURITIES (Cost $233,628)		232,331

DOMESTIC CORPORATE BONDS (24.9%)
Auto (0.5%)
General Motors Acceptance Corp., 6.125%, 09/15/06	640	642,400

Banking & Financial Services (11.4%)
Bear Sterns, 7.625%, 12/07/09	1,600	1,796,000
Countrywide Home Loan, 4.01%, 08/25/06	1,200	1,201,500
General Electric Capital Corp., 6.75%, 03/15/32 (b)	1,300	1,590,875
Household Finance Corp., 5.75%, 01/30/07	500	510,625
J.P. Morgan Chase & Co., 3.72%, 10/02/09, (a)	1,325	1,329,969
MBNA Corp.
5.00%, 05/04/10	850	869,614
6.25%, 01/17/07	1,250	1,281,250
Merrill Lynch, 4.06%, 01/15/15	2,000	2,019,999
Morgan Stanley Dean Witter, 3.73%, 01/18/08, (a)	2,000	2,002,499
Residential Capital Corp., 6.375%, 06/30/10 (c)	900	919,125
Wells Fargo Co.
3.42%, 03/10/08, (a)	835	836,044
3.51%, 09/15/09, (a)	1,175	1,177,425

		15,534,925

Building - Residential & Commercial (0.5%)
D.R. Horton, Inc., 8.00%, 02/01/09	650	708,500

Chemicals (0.7%)
E.I. DU Pont DE Nemours, 4.125%, 04/30/10 (b)	900	898,875

Computers (2.6%)
IBM
4.375%, 06/01/09	700	704,375
7.00%, 10/30/25	1,750	2,159,138
Unisys Corp., 8.125%, 06/01/06 (b)	665	678,300

		3,541,813

Consumer Goods (1.1%)
Proctor & Gamble Co., 5.80%, 08/15/34	1,350	1,496,813

Entertainment (0.5%)
Time Warner, 6.125%, 04/15/06	650	658,125

Food & Beverage (1.0%)
Bottling Group LLC, 2.45%, 10/16/06	1,375	1,347,500

Hotels & Lodging (1.1%)
Park Place Entertainment, 7.875%, 12/15/05	755	761,607
Starwood Hotels, 7.375%, 05/01/07	665	692,431

		1,454,038

Insurance (0.5%)
Allstate Corp., 5.00%, 08/15/14	500	511,875
GE Global Insurance, 7.00%, 02/15/26	215	230,319

		742,194

Office Machines, (1.0%)
Pitney Bowes, Inc., 4.875%, 08/15/14	1,350	1,378,688

Oil & Exploration (0.5%)
Tesoro Petroleum Corp., 8.00%, 04/15/08	675	712,125

Retail Stores (1.4%)
J.C. Penny & Co., Inc., 7.60%, 04/01/07	700	731,500
WAL-MART Stores Inc., 5.25%, 09/01/35	1,175	1,190,135

		1,921,635

Technology (0.5%)
United Technologies Corp., 4.375%, 05/01/10	735	738,675

Telecommunications (1.1%)
Verizon New Jersey, Inc., 5.875%, 01/17/12	1,400	1,478,750

Utilities - Electrical & Electronic (0.5%)
Public Service Co. of Colorado, 4.375%, 10/01/08	650	650,000

Total DOMESTIC CORPORATE BONDS (Cost $33,330,037)		33,905,056

FOREIGN BONDS (4.4%)
Corporate Bonds (2.7%)
Cia Brasileira de Bebida, 8.75%, 09/15/13	700	829,500
Cosan SA Industrial, 9.00%, 11/01/09, (c)	625	654,688
Gazprom OAO, 9.125%, 04/25/07	650	695,955
Hutchison Whampoa Intl., 5.45%, 11/24/10 (c)	900	931,499
Innova S DE R.L, 9.375%, 09/19/13	500	570,000

		3,681,642

Sovereign Agency (1.7%)
Brazil de Republic, 9.25%, 10/22/10	725	802,938
Republic of Italy, 3.75%, 12/14/07	1,500	1,488,750

		2,291,688

Total FOREIGN BONDS (Cost $5,637,067)		5,973,330

U.S. TREASURY OBLIGATIONS (12.7%)
U.S. Treasury Notes (12.7%)
2.50%, 09/30/06	1,750	1,725,938
4.00%, 02/15/15 (b)	7,650	7,630,875
4.25%, 08/15/14	2,000	2,035,000
6.75%, 08/15/26 (b)	4,400	5,864,540

Total U.S. TREASURY OBLIGATIONS (Cost $16,370,803)		17,256,353

	Shares	Value
INVESTMENT COMPANIES (0.5%)
Management investment, open-end - Mutual Funds (0.5%)
Fifth Third Government Money Market Institutional Fund	743,750	743,750

Total INVESTMENT COMPANIES (Cost $743,750)		743,750

	Par (000)	Value
SECURITIES LENDING COLLATERAL (16.8%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 1.1)	22,859	22,859,024

Total SECURITIES LENDING COLLATERAL (Cost $22,859,024)		22,859,024

TOTAL INVESTMENT IN SECURITIES – 116.3% (Cost $156,268,025)(d)		158,077,885

OTHER ASSETS IN EXCESS OF LIABILITIES – (16.3)%		(22,182,845)

NET ASSETS – 100%		$135,895,040

(a)	The coupon rates shown on floating rate notes are the rates as of August 31, 2005.

(b)	Certain share amounts are temporarily on loan to an unaffiliated broker / dealer

(c)	Securities were purchased pursuant to Rule 144a of the Securities Act of 1933 and may not be resold subject that rule except to qualified institutional buyers.

(d)	Aggregate cost for Federal income tax purposes is $156,276,696. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$2,367,630
Excess of tax cost over value	$(566,440)

See notes to financial statements.

Mercantile Funds, Inc.

INVESTMENT ABBREVIATIONS

ADR	American Depositary Receipt

AMBAC	American Municipal Bond Assurance Corp.

ARM	Adjustable Rate Mortgage

BAN	Bond Anticipation Notes

CGI	Consolidated General Improvement

COP	Certificates of Participation

CPI	Consolidated Public Improvement

ETM	Escrowed to Maturity in U.S. Government Obligations

FFCB	Federal Farm Credit Bank

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FRN	Floating Rate Notes

FSA	Financial Surety Assurance

GDR	Global Depositary Receipt

GO	General Obligation

GPI	General Public Improvement

GTD	Guaranteed

IBC	Insured Bond Certificates

IDA	Industrial Development Authority

INS	Insured

LIC	Line of Credit

LIQ	Liquidity

LOC	Letter of Credit

MBIA	Municipal Bond Insurance Association

MPB	Municipal Put Bonds

PCR	Pollution Control Revenue

PCRB	Pollution Control Revenue Bonds

PSFG	Permanent School Fund Guaranty

RAN	Revenue Anticipation Notes

RB	Revenue Bonds

SADD	State Aid Direct Deposit

SAW	State Aid Withholding

SPA	Standby Purchase Agreement

TAN	Tax Anticipation Notes

TECP	Tax-Exempt Commercial Paper

TIPS	Treasury Inflation Protected Securities

TRAN	Tax and Revenue Anticipation Notes

UT	Unlimited Tax

VRDB	Variable Rate Demand Bond

VRDN	Variable Rate Demand Notes

See Accompanying Notes to Financial Statements.

Mercantile Funds, Inc.

Unaudited

August 31, 2005

Notes to Statement of Net Assets

Note 1 - Significant Accounting Policies

Mercantile Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment securities held by the Money Market Funds are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company’s Board of Directors. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

Investments held by the Equity Funds and Bond Funds are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occurrence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Company’s Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and ask prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation.

Short-term investments with maturities of 60 days or less are valued at amortized cost; which approximates fair value. The net asset value per share of the Equity Funds and Bond Funds will fluctuate as the values of their respective investment portfolios change.

Note 2 - Portfolio Securities Loaned

Pursuant to an agreement with Credit Suisse First Boston, New York Branch, each Fund except the Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund lends its portfolio securities to approved brokers, dealers or other financial institutions to earn additional income. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% (105% for the International Equity Fund) of the value of the securities on loan. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Cash collateral received in connection with securities lending is invested in certain high quality, liquid investments. At August 31, 2005, the cash collateral investments consisted of repurchase agreements (26%), commercial paper (22%), corporate bonds (37%), asset backed securities (12%), and liquidity notes (3%). Although the collateral mitigates risk; securities lending presents risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. Mercantile Funds, Inc. has the right under the securities lending agreement to recover the securities from the borrower on demand.

Item 2.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in this Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) At the date of filing this Form N-Q, there were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Funds, Inc.

By:	/S/ KEVIN A. MCCREADIE
Kevin A. McCreadie
Chief Executive Officer

Date: October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ KEVIN A. MCCREADIE
Kevin A. McCreadie
Chief Executive Officer

Date: October 28, 2005

By:	/S/ SCOTT J. LIOTTA
Scott J. Liotta
Chief Financial Officer

Date: October 28, 2005